Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	PONIARD PHARMACEUTICALS, INC.
Entity Central Index Key	0000755806
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 3,692	$ 1,284	$ 15,938
Cash - restricted	158	158	281
Investment securities	0	3,046	27,451
Prepaid expenses and other current assets	344	729	826
Total current assets	4,194	5,217	44,496
Facilities and equipment, net	25	49	219
Other assets			135
Licensed products, net	5,770	6,377	7,592
Total assets	9,989	11,643	52,442
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	1,161	392	849
Accrued liabilities	926	1,224	7,679
Current portion of note payable and capital lease obligations			8,599
Total current liabilities	2,087	1,616	17,127
Long-term liabilities:
Note payable, noncurrent portion, net of debt discounts			10,186
Capital lease obligations, noncurrent portion	1,618	1,574	1,485
Total long-term liabilities	1,618	1,574	11,671
Commitments and contingencies
Shareholders' equity:
Preferred stock	2	2	4
Common stock	1,197	971	842
Additional paid-in capital	451,228	446,415	430,971
Other comprehensive income/(loss)	0	8	(17)
Accumulated deficit	(446,143)	(438,943)	(408,156)
Total shareholders' equity	6,284	8,453	23,644
Total liabilities and shareholders' equity	$ 9,989	$ 11,643	$ 52,442

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets
Facilities and equipment, depreciation	$ 778	$ 745	$ 1,199
Licensed products, accumulated amortization	6,230	5,623
Preferred stock, par value	$ 0.02	$ 0.02	$ 0.02
Preferred stock, shares authorized	2,998,425	2,998,425	2,998,425
Convertible preferred stock, Series 1, shares issued	78,768	78,768	205,340
Convertible preferred stock, Series 1, shares outstanding	78,768	78,768	205,340
Convertible preferred stock, Series 1, liquidation	$ 2,033	$ 1,985	$ 5,175
Common stock, par value	$ 0.02	$ 0.02	$ 0.02
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	59,859,271	48,547,896	42,079,468
Common stock, shares outstanding	59,859,271	48,547,896	42,079,468

Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating expenses:
Research and development	$ 442	$ 2,088	$ 775	$ 6,979	$ 7,975	$ 25,739
General and administrative	3,396	3,888	6,295	8,687	17,140	14,698
Restructuring	0	0	0	1,626	1,626	468
Loss on extinguishment of debt					1,217
Asset impairment loss						2,073
Total operating expenses	3,838	5,976	7,070	17,292	27,958	42,978
Loss from operations	(3,838)	(5,976)	(7,070)	(17,292)	(27,958)	(42,978)
Other (expense) income:
Interest expense	(23)	(594)	(47)	(1,228)	(2,210)	(3,143)
Interest income and other, net	3	24	13	85	117	406
Total other (expense) income, net	(20)	(570)	(34)	(1,143)	(2,093)	(2,737)
Net loss	(3,858)	(6,546)	(7,104)	(18,435)	(30,051)	(45,715)
Preferred stock dividends	(48)	(48)	(96)	(70)	(166)	(500)
Preferred stock dividends, in-kind	0	0	0	(570)	(570)
Net loss applicable to common shareholders	$ (3,906)	$ (6,594)	$ (7,200)	$ (19,075)	$ (30,787)	$ (46,215)
Net loss per share applicable to common shareholders - basic and diluted	$ (0.07)	$ (0.14)	$ (0.13)	$ (0.42)	$ (0.66)	$ (1.31)
Weighted average common shares outstanding - basic and diluted	59,548	47,525	54,304	45,401	46,860	35,272

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive (Loss)/ Income [Member]	Total
Balance at Dec. 31, 2008	$ 4	$ 694	$ 409,244	$ (361,941)	$ (354)	$ 47,647
Balance shares at Dec. 31, 2008	205	34,688
Exercise of stock options and warrants		7	813			820
Exercise of stock options and warrants shares		347
Common stock issued, net of offering costs		139	13,584			13,723
Common stock issued, shares		6,956
Common stock issued for fully vested restricted stock units		2	277			279
Common stock issued for fully vested restricted stock units, shares		88
Share-based employee compensation expense			6,795			6,795
Stock options and warrants issued for services			225			225
Amendment of warrant exercise price			33			33
Comprehensive loss:
Net loss				(45,715)		(45,715)
Unrealized gain on investment securities					337	337
Total comprehensive loss						(45,378)
Preferred stock dividends				(500)		(500)
Balance at Dec. 31, 2009	4	842	430,971	(408,156)	(17)	23,644
Balance shares at Dec. 31, 2009	205	42,079
Exercise of stock options and warrants
Common stock issued, net of offering costs		91	6,001			6,092
Common stock issued, shares		4,572
Common stock issued for fully vested restricted stock units		30	3,750			3,780
Common stock issued for fully vested restricted stock units, shares		1,517
Share-based employee compensation expense			4,816			4,816
Stock options and warrants issued for services			313			313
Comprehensive loss:
Net loss				(30,051)		(30,051)
Unrealized gain on investment securities					25	25
Total comprehensive loss						(30,026)
Preferred stock exchange	(2)	8	564			570
Preferred stock exchange, shares	(126)	380
Preferred stock dividends				(166)		(166)
Preferred stock dividends, in-kind				(570)		(570)
Balance at Dec. 31, 2010	$ 2	$ 971	$ 446,415	$ (438,943)	$ 8	$ 8,453
Balance shares at Dec. 31, 2010	79	48,548

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Shareholders' Equity
Common stock issued, offering costs	$ 228	$ 253

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (7,104)	$ (18,435)	$ (30,051)	$ (45,715)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	640	662	1,313	1,470
Amortization of discount on note payable	0	577	1,076	1,417
Loss on extinguishment of debt			732
Gain realized on sale of investment securities	(8)	0
Accretion of premium on investment securities	14	286	456	428
Loss on disposal of facilities and equipment	0	65	62
Asset impairment loss				2,073
Restructuring	0	670	75	18
Interest accrued on capital lease obligation	44	44	89
Amendment of exercise price for certain warrants				33
Stock-based compensation issued for services	(12)	373	364	219
Stock-based employee compensation	1,867	5,429	8,545	7,074
Change in operating assets and liabilities:
Prepaid expenses and other assets	385	109	24	186
Accounts payable	769	(306)	(457)	245
Accrued liabilities	(298)	(4,833)	(6,504)	(2,939)
Net cash used in operating activities	(3,703)	(15,359)	(24,276)	(35,491)
Cash flows from investing activities:
Proceeds from maturities of investment securities	3,032	15,439	31,296	53,676
Purchases of investment securities	0	(7,322)	(7,322)	(52,607)
Facilities and equipment purchases	(9)	0	(7)	(21)
Proceeds from disposals of equipment and facilities	0	42	58	112
Net cash provided by investing activities	3,023	8,159	24,025	1,160
Cash flows from financing activities:
Repayment of principal on note payable	0	(4,618)	(20,388)	(7,886)
Proceeds from stock options and warrants exercised				820
Repayment of capital lease obligation	0	(38)	(38)	(32)
Net proceeds from issuance of common stock and warrants	3,184	6,092	6,092	13,723
Decrease in restricted cash	0	123	123
Payment of preferred dividends	(96)	(96)	(192)	(500)
Net cash (used in) provided by financing activities	3,088	1,463	(14,403)	6,125
Net increase (decrease) in cash and cash equivalents	2,408	(5,737)	(14,654)	(28,206)
Cash and cash equivalents:
Beginning of period	1,284	15,938	15,938	44,144
End of period	3,692	10,201	1,284	15,938
Supplemental disclosure of non-cash financing activities:
Accrual of preferred dividends	96	70	166	500
Increase in capital leases				1,485
Preferred stock dividends, in-kind	0	570	570
Supplemental disclosure of cash paid during the period for:
Interest	$ 0	$ 635	$ 1,637	$ 1,746

Business Overview And Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business Overview And Summary Of Significant Accounting Policies
Business Overview And Summary Of Significant Accounting Policies

Note 1. Business Overview and Summary of Significant Accounting Policies

Overview

Poniard Pharmaceuticals, Inc. is a biopharmaceutical company focused on the development and commercialization of cancer therapeutics. The Company's lead product candidate is picoplatin, a chemotherapeutic designed to treat solid tumors that are resistant to existing platinum-based cancer therapies. Clinical studies to date suggest that picoplatin has an improved safety profile relative to existing platinum-based cancer therapies. The Company has completed a pivotal Phase 3 SPEAR (Study of Picoplatin Efficacy After Relapse) trial of picoplatin in the second-line treatment of patients with small cell lung cancer. This trial did not meet its primary endpoint of overall survival. The Company also has completed Phase 2 trials evaluating picoplatin as a first-line treatment of metastatic colorectal cancer and castration-resistant (hormone-refractory) prostate cancer and a Phase 1 study evaluating an oral formulation of picoplatin in solid tumors.

The accompanying condensed consolidated financial statements include the accounts of Poniard Pharmaceuticals, Inc. ("Poniard") and its wholly-owned subsidiaries, NeoRx Manufacturing Group, Inc. and FV Acquisition Corp. (collectively, the "Company"). All intercompany balances and transactions have been eliminated.

Basis of Presentation

The accompanying condensed consolidated financial statements contained herein have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission ("SEC"). As permitted under those rules, certain footnotes or other financial information that are normally required by accounting principles generally accepted in the United States of America ("U.S. GAAP") have been condensed or omitted pursuant to such rules and regulations. In the opinion of the Company's management, the accompanying interim unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary for a fair presentation of the Company's financial position as of June 30, 2011, results of operations for the three and six months ended June 30, 2011 and 2010, and cash flows for the six months ended June 30, 2011 and 2010.

The results of operations for the periods ended June 30, 2011, are not necessarily indicative of the expected operating results for the full year.

The balance sheet as of December 31, 2010 has been derived from the audited financial statements at that date. The balance sheet presented herein does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. For further information, refer to the financial statements and footnotes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010 filed with the SEC on March 30, 2011, and available on the SEC's website, www.sec.gov.

Merger Agreement with Allozyne, Inc.

On June 22, 2011, Poniard, FV Acquisition Corp., a Delaware corporation and a wholly owned subsidiary of Poniard ("Merger Sub"), and Allozyne, Inc., a private Delaware corporation ("Allozyne"), entered into an Agreement and Plan of Merger and Reorganization (the "Merger Agreement"). Under the terms of the Merger Agreement, which was approved by the boards of directors of Poniard and Allozyne, Merger Sub will merge with and into Allozyne, with Allozyne becoming a wholly-owned subsidiary of Poniard and the surviving corporation of the merger. The merger is expected to create a NASDAQ-listed biotechnology company focused on the development and commercialization of therapeutics in the area of autoimmune and inflammatory disease and cancer. The combined company expects to seek a partnership for the continued development of picoplatin. The resulting company will be named Allozyne, Inc. and will be headquartered in Seattle, Washington.

If the merger is consummated, at the effective time of the merger, the outstanding shares of Allozyne common and preferred stock will be converted into the right to receive the number of shares of Company common stock representing approximately 65% of the shares of outstanding common stock of the combined company, after giving effect to the issuance of shares pursuant to Allozyne's and the Company's outstanding options, warrants and other securities convertible into capital stock. Each share of Allozyne common stock and Allozyne preferred stock is expected to convert into the right to receive that number of shares of Company common stock equal to approximately 0.0628, which is also known as the exchange ratio, after giving effect to the 1-for-40 reverse stock split of Company common stock to be implemented subject to approval by the Company's shareholders and prior to the consummation of the merger. The actual number of shares of Company common stock to be issued in respect of each share of Allozyne common stock or preferred stock, or the actual exchange ratio, will be adjusted to reflect the Company's and Allozyne's net cash or net debt and certain permitted financings completed prior to the closing of the merger, divided by the number of shares of Allozyne common stock and Allozyne preferred stock outstanding and deemed outstanding pursuant to the formula set forth in the Merger Agreement.

Consummation of the merger is subject to certain closing conditions, including, among other things, approval by the shareholders of the Company and Allozyne and approval for listing of the common shares of the combined company on The NASDAQ Capital Market. As a condition to the parties entering into the Merger Agreement, certain of Allozyne's stockholders who in the aggregate beneficially own approximately 65% of the outstanding shares of Allozyne capital stock, and certain of the Company's shareholders who in the aggregate beneficially own approximately 21% of the outstanding shares of Company common stock, entered into shareholder agreements, whereby they have agreed to vote in favor of the transactions contemplated by the Merger Agreement and against any competing acquisition proposal, subject to the terms of the shareholder agreements. In addition, subject to certain limited exceptions, such Allozyne and Company shareholders also have agreed not to sell or transfer their shares of Allozyne capital stock or Company common stock, including shares of Company common stock received in the merger or issuable upon exercise of Company options or warrants, until the earlier of the termination of the Merger Agreement or six months after the effective time of the merger.

The Merger Agreement contains certain termination rights for both the Company and Allozyne, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of  $1,000,000.

In addition, in connection with the merger, the employment of all of the Company's current executive officers will be terminated prior to the consummation of the merger. The executive officers of Allozyne will assume their respective positions in the combined company following the closing of the merger. The combined company's board of directors is expected to consist of a total of seven members, four of whom are currently directors of Allozyne, two of whom are currently directors of the Company (Ronald A. Martell and Fred B. Craves, Ph.D.), and one director to be appointed by a majority of the members of the board of directors of the combined company.

On July 25, 2011, the Company filed its Registration Statement on Form S-4 (the "Registration Statement") with the SEC in connection with the proposed merger.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Liquidity and Financial Resources

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for a reasonable period of time. The Company has historically experienced recurring operating losses and negative cash flows from operations. As of June 30, 2011, the Company had working capital of  $2,107,000, an accumulated deficit of  $446,143,000 and total shareholders' equity of  $6,284,000. The Company's total cash and cash equivalent balances, excluding restricted cash of  $158,000, was  $3,692,000 at June 30, 2011. The Company has financed its operations to date primarily through the sale of equity securities, borrowings under debt instruments, and through technology licensing and collaborative agreements. The Company invests excess cash in investment securities that will be used to fund future operating costs. Cash used for operating activities for the six months ended June 30, 2011 totaled  $3,703,000.

Concurrent with execution of the Merger Agreement discussed above, Bay City Capital LLC ("BCC"), a related party, executed a binding commitment to loan the Company  $2,400,000, on a nonrecourse basis, prior to the closing of the merger. Two Company directors, Fred B. Craves, Ph.D. and Carl S. Goldfischer M.D., are managing directors and managers of BCC and its affiliates. Michael S. Perry, D.V.M., Ph.D., the Company's President and Chief Medical Officer, is a venture partner of BCC. The Company's receipt of the loan funds is a condition to Allozyne's obligation to effect the merger. The Company intends to use the loan proceeds to satisfy the employee severance, change of control and other related employee obligations arising in connection with the merger with Allozyne, which are expected to total approximately  $2,400,000. The Company paid BCC a commitment fee of  $50,000 in connection with BCC's delivery of its binding commitment on June 22, 2011. The commitment fee is recorded as an issuance cost and will be amortized over the term of the loan. See Note 5 below for further details about the BCC loan.

In February 2011, the Company sold an aggregate of 9,444,116 shares of its common stock to Small Cap Biotech Value, Ltd. ("Small Cap Biotech"), pursuant to two draw downs under an equity line of credit facility dated December 20, 2010, described further in Note 6 below. Net proceeds of approximately  $3,184,000 were received after deducting offering costs of approximately  $274,000.

During the first half of 2010, the Company implemented two restructurings that reduced its workforce from 50 employees to 12 employees. On March 24, 2010, the Company announced that it was suspending its effort to seek regulatory approval for picoplatin in small cell lung cancer. The Company made this decision following a detailed analysis of primary and updated data from its Phase 3 trial and evaluation of the New Drug Application ("NDA") process with the U.S. Food and Drug Administration ("FDA"). The Company subsequently has focused its efforts on developing registration strategies for advancing picoplatin into pivotal clinical trials in colorectal, prostate, ovarian and small cell lung cancers and exploring partnering and other transactions to enable execution of these strategies. In March 2010, the Company engaged the investment banking firm of Leerink Swann LLC to conduct a comprehensive review of strategic alternatives aimed at supporting and optimizing the value of its picoplatin program to its shareholders. The Company has completed internal preparation of potential registration strategies and is conducting stability studies of its picoplatin supplies and maintaining active investigational new drug applications ("INDs") in the U.S. and IND equivalents in China and in Europe to preserve its picoplatin clinical program. However, the Company is not conducting significant picoplatin development activities while it explores potential picoplatin partnering opportunities and works to complete the proposed merger with Allozyne.

The Company will require substantial additional capital to support its future operations and the continued development of picoplatin. The Company may not be able to obtain required additional capital and/or enter into strategic transactions on a timely basis, on terms that ultimately prove favorable to it, or at all. Conditions in the capital markets in general, and in the life science capital markets specifically, may affect the Company's potential financing sources and opportunities for strategic transactions. Uncertainty about current global conditions and the current financial uncertainties affecting capital and credit markets may make it particularly difficult for the Company to obtain capital market financing or credit on favorable terms, if at all, or to attract potential partners or enter into other strategic relationships. In addition, the Company has no assurance that any strategic transaction or financing would, once identified, be approved by its shareholders, if approval is required. The Company anticipates that any such transaction would be time-consuming and may require it to incur significant additional costs, even if not completed. The Company's current financial condition may make securing additional capital extremely difficult. These factors, among others, raise substantial doubt about the Company's ability to continue as a going concern.

The Company believes that its current cash resources and cash equivalents will be adequate to continue operations at substantially their current level through the third quarter of 2011. The Company's operating budget, however, does not include additional costs associated with the proposed merger with Allozyne or, if the Company is unable to complete the proposed merger, the costs of a liquidation and winding up the Company. These costs may be substantial and include costs incurred in connection with the proposed merger, estimated to total approximately  $1,550,000, in addition to severance and accrued vacation expense, accelerated payments due under existing contracts, and legal, accounting and/or advisory fees. The Company can provide no assurance that it will have sufficient cash to cover these additional costs.

If the merger with Allozyne is not completed, the Company's board of directors will be required to explore alternatives for the Company's business and assets. These alternatives might include raising capital, seeking to merge or combine with another company, seeking dissolution and liquidation, or initiating bankruptcy proceedings. There can be no assurance that any third party will be interested in merging with the Company or would agree to a price and other terms that the Company would deem adequate or that its shareholders would approve any such transaction. Although the Company may try to pursue an alternative transaction and would seek to continue its current efforts to enter into a partnership or other strategic collaboration to support the continued development of picoplatin, the Company likely will have very limited cash resources and, unless it raises additional capital, likely will be forced to file for federal bankruptcy protection.

NASDAQ Common Stock Listing

On July 20, 2010, the Company received a letter from the NASDAQ Listing Qualifications Staff (the "Staff") stating that the minimum bid price of its common stock has been below  $1.00 per share for 30 consecutive business days and that the Company was not in compliance with the minimum bid price requirements of The NASDAQ Global Market. The Company was provided 180 calendar days, or until January 18, 2011 (the "initial compliance period"), to regain compliance. The Company transferred the listing of its common stock from The NASDAQ Global Market to The NASDAQ Capital Market on December 17, 2010, at which time it was afforded the remainder of the initial compliance period. On January 19, 2011, the Company received a letter from the Staff notifying it that it had been granted an additional 180 calendar day period (the "additional compliance period"), to regain compliance with the minimum bid price requirement. The additional time period was granted based on the Company meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on The NASDAQ Capital Market, with the exception of the bid price requirement, and the Company's written notice to NASDAQ of its intention to cure the deficiency during the additional compliance period by effecting a reverse stock split, if necessary. To regain compliance, the Company's closing bid price of its common stock must meet or exceed  $1.00 per share for at least ten consecutive trading days, but generally no more than 20 consecutive business days, before determining that it has demonstrated an ability to maintain long-term compliance.

On June 9, 2011, after election of directors and ratification of auditors, the Company adjourned its 2011 annual meeting of shareholders to July 8, 2011 and further adjourned to July 22, 2011, to solicit additional proxies to vote in favor of a proposal to authorize the board of directors to, on or before August 1, 2011, implement a reverse stock split of the Company's outstanding common stock at a ratio between 1-for-15 and 1-for-25, with the exact ratio to be set by the Company board in its discretion. The purpose of the reverse stock split proposal was to facilitate Company's efforts to regain compliance with The NASDAQ Capital Market minimum bid price requirement. The Company adjourned its reconvened annual meeting of shareholders on July 22, 2011, with an insufficient number of votes to approve the reverse stock split proposal. Although 91.6% of the shareholders who voted at the annual meeting voted in favor of the reverse stock split proposal, those shareholders held only 49.2% of the Company's common stock outstanding and entitled to vote. A majority (50% of the shares outstanding, plus one share) of the Company's common stock outstanding and entitled to vote was required to approve the reverse stock split proposal. On July 19, 2011, the Company received a letter from the Staff advising that the Company has not regained compliance with the  $1.00 per share minimum bid price requirement of NASDAQ Listing Rule 5550(a)(2) and, unless the Company requests an appeal of this determination, the Company's common stock would be delisted from The NASDAQ Capital Market. On July 26, 2011, the Company submitted a request for an oral hearing before the NASDAQ Hearings Panel (the "Panel"), which request stayed the delisting of the Company's common stock pending the Panel's decision. The oral hearing before the Panel was held on August 25, 2011. At the Panel hearing, the Company presented a plan to regain compliance with the minimum bid price requirement by undertaking a reverse stock split of its outstanding common stock, at a minimum exchange ratio of 1-for-40, in connection with the proposed merger with Allozyne and requested that the Panel exercise its discretionary authority to grant the Company an additional period of time until December 31, 2011 to complete such plan. The Company will seek shareholder approval of the proposed reverse stock split at a special meeting of Company shareholders to be held in connection with the merger. A detailed description of the reverse stock split proposal and other matters to be voted on at the special meeting will be included in a definitive proxy statement/prospectus/consent solicitation that will be mailed to Company and Allozyne shareholders. There can be no assurance that the Company's plan of compliance will be accepted by the Panel and, if accepted, that the Panel will grant the full extension period requested. Further, the Company cannot assure that the proposed reverse stock split will be successfully implemented or that the Company will in the future continue to meet the  $2,500,000 shareholders' equity and other requirements for continued listing on The NASDAQ Capital Market.

Note 1. Business Overview and Summary of Significant Accounting Policies

Overview

Poniard Pharmaceuticals, Inc. is a biopharmaceutical company focused on the development and commercialization of cancer therapeutics. The Company's lead product candidate is picoplatin, a chemotherapeutic designed to treat solid tumors that are resistant to existing platinum-based cancer therapies. Clinical studies to date suggest that picoplatin has an improved safety profile relative to existing platinum-based cancer therapies. The Company has completed a pivotal Phase 3 SPEAR (Study of Picoplatin Efficacy After Relapse) trial of picoplatin in the second-line treatment of patients with small cell lung cancer. This trial did not meet its primary endpoint of overall survival. The Company also has completed Phase 2 trials evaluating picoplatin as a first-line treatment of metastatic colorectal cancer and castration-resistant (hormone-refractory) prostate cancer and a Phase 1 study evaluating an oral formulation of picoplatin in solid tumors.

The accompanying consolidated financial statements include the accounts of Poniard Pharmaceuticals, Inc. and its wholly owned subsidiary, NeoRx Manufacturing Group, Inc. (the "Company"). All inter-company balances and transactions have been eliminated.

Liquidity and Financial Resources

These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates realization of assets and satisfaction of liabilities in the normal course of business for a reasonable period following the date of these financial statements. The Company has historically suffered recurring operating losses and negative cash flows from operations. As of December 31, 2010, the Company had net working capital of  $3,601,000, an accumulated deficit of  $438,943,000 and total shareholders' equity of  $8,453,000. The Company's total cash, cash equivalents and investment securities balances, net of restricted cash of  $158,000, was  $4,330,000 at December 31, 2010. The Company has financed its operations to date primarily through the sale of equity securities, borrowings under debt instruments, technology licensing and collaborative agreements. The Company invests excess cash in investment securities that will be used to fund future operating costs. Cash used for operating activities for the year ended December 31, 2010 totaled  $24,276,000.

In February 2011, the Company sold an aggregate of 9,444,116 shares of its common stock to Small Cap Biotech Value, Ltd. ("Small Cap Biotech"), pursuant to two draw downs under an equity line of credit facility with Small Cap Biotech dated December 20, 2010. Net proceeds of approximately  $3,386,000 were received, after deducting offering costs of approximately  $72,000. Taking into account the Company's projected operating results, management believes that its current cash, cash equivalents and investment securities balances, including the net proceeds received from the February 2011 sales of common stock under the equity line of credit facility, will provide adequate resources to fund operations at least into the fourth quarter of 2011. However, given the uncertainties of outcomes from its strategic review process, there is no assurance that the Company can achieve its projected operating results.

On February 5, 2010, the Company implemented a restructuring plan to conserve capital resources, which reduced its workforce from 50 employees to 22 employees. On March 24, 2010, the Company announced that it was suspending its effort to seek regulatory approval for picoplatin in small cell lung cancer. The Company made this decision following a detailed analysis of primary and updated data from its Phase 3 trial and evaluation of the New Drug Application ("NDA") process with the U.S. Food and Drug Administration ("FDA"). In conjunction with this action, the Company completed a second reorganization, further reducing its workforce from 22 employees to 12 employees, effective April 30, 2010. The Company is now focusing its efforts on developing registration strategies for advancing picoplatin into pivotal clinical trials in colorectal, prostate, ovarian and small cell lung cancers and is continuing to explore partnering and other transactions to enable execution of these strategies. In March 2010, the Company engaged the investment banking firm of Leerink Swann LLC to conduct a comprehensive review of strategic alternatives aimed at supporting and optimizing the value of its picoplatin program to its shareholders. These alternatives could include a recapitalization, financing, merger, asset sale, partnership and/or licensing arrangement. The Company has no assurance that any particular alternative will be pursued or that any transaction will occur, or on what terms. The Company has completed internal preparation of potential registration strategies. However, the Company is not undertaking further significant picoplatin development activities while it explores its strategic alternatives.

Since its inception in 1984, the Company has dedicated substantially all of its resources to research and development. The Company has not generated any significant revenue from product sales to date and has operated at a loss in each year of its existence. The Company recorded a net loss of  $30.1 million and  $45.7 million for the years ended December 31, 2010 and 2009, respectively. The Company has dedicated substantially all of its resources in recent years to the development of picoplatin. The Company does not anticipate that picoplatin will be commercially available before 2014, if at all. The Company expects to incur additional operating losses and negative cash flows from operations for the foreseeable future. Clinical studies are inherently uncertain, and current and future trials of picoplatin may not confirm the results achieved in earlier clinical and preclinical studies. If picoplatin is not shown to be safe and effective, the Company will not receive the required regulatory approvals for commercial sale of such product.

The Company will require substantial additional capital to support its future operations and the continued development of picoplatin. The Company may not be able to obtain required additional capital and/or enter into strategic transactions on a timely basis, on terms that ultimately prove favorable to it, or at all. Conditions in the capital markets in general, and in the life science capital markets specifically, may affect the Company's potential financing sources and opportunities for strategic transactions. Uncertainty about current global conditions and the current financial uncertainties affecting capital and credit markets may make it particularly difficult for the Company to obtain capital market financing or credit on favorable terms, if at all, or to attract potential partners or enter into other strategic relationships. Further, the Company has no assurance that any strategic transaction or financing would, once identified, be approved by its shareholders, if approval is required. The Company anticipates that any such transaction would be time-consuming and may require it to incur significant additional costs, even if not completed. These factors, among others, raise substantial doubt about the Company's ability to continue as a going concern.

The Company is seeking to address its liquidity needs by exploring strategic alternatives potentially available to it, including a merger with or acquisition by another company, the sale or licensing of the company assets, a partnership, or recapitalization of the company. In addition, the Company is continuously evaluating measures to reduce its costs and preserve additional capital. If the Company is unable to secure additional capital to fund working capital and capital expenditure requirements and/or complete a strategic transaction in a timely manner, it may be forced to explore liquidation alternatives, including seeking protection from creditors through the application of bankruptcy laws.

On June 20, 2010, the Company received a letter from The NASDAQ Stock Market ("NASDAQ") stating that the minimum bid price of its common stock had been below  $1.00 per share for 30 consecutive business days and that the Company was not in compliance with the minimum bid price requirement of The NASDAQ Global Market. The Company was provided an initial period of 180 calendar days, or until January 18, 2011 (the "initial compliance period"), to regain compliance. The Company transferred the listing of its common stock from The NASDAQ Global Market to The NASDAQ Capital Market on December 17, 2010, at which time it was afforded the remainder of the initial compliance period. On January 19, 2011, the Company received a letter from NASDAQ notifying it that it had been granted an additional 180 calendar day period, or until July 18, 2011 (the "additional compliance period"), to regain compliance with the minimum bid price requirement. The additional time period was granted based on the Company meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on The NASDAQ Capital Market, with the exception of the bid price requirement, and the Company's written notice to NASDAQ of its intention to cure the deficiency during the additional compliance period by effecting a reverse stock split, if necessary. To regain compliance, the Company's closing bid price of its common stock must meet or exceed  $1.00 per share for at least ten consecutive business days during the additional compliance period. NASDAQ may, in its discretion, require the Company's common stock to maintain a closing bid price of at least  $1.00 for a period in excess of ten consecutive trading days, but generally no more than 20 consecutive business days, before determining that it has demonstrated an ability to maintain long-term compliance. If the Company does not demonstrate compliance by July 18, 2011, it will receive written notification from the NASDAQ Listing Qualifications Staff that its common stock will be delisted. At that time, the Company would have the right to appeal the determination to a NASDAQ Hearings Panel and provide a plan to regain compliance.

Significant Accounting Policies

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Research and Development Expenses: Research and development costs are expensed as incurred. Research and development expenses include, but are not limited to, payroll and personnel expense, clinical studies, external contract manufacturing costs for clinical trial drug product supplies, lab supplies, consulting, travel, and related overhead.

Cash Equivalents and Investment Securities: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Cash equivalents represent cash invested primarily in money market funds. The Company considers all investment securities to be available-for-sale. All securities are carried at fair value. The Company does not invest in derivative financial instruments. Unrealized losses and gains on investment securities are reported as a component of comprehensive income or loss and classified as other comprehensive income/(loss) in shareholders' equity. The Company monitors investment securities for other-than-temporary declines in fair value and charges impairment losses to income when an other-than-temporary decline in estimated value occurs. Investment in cash equivalents and investment securities in both fixed and floating rate interest earning instruments carry a degree of credit risk. The Company's exposure to losses as a result of credit risk is managed through investing primarily in securities with relatively short maturities of two years or less and in securities with variable interest rates. See Note 3 below for further discussion of investment securities.

Facilities and Equipment: Facilities and equipment are stated at acquired cost, less any charges for impairment, and are depreciated using the straight-line method over estimated useful lives of the assets as follows:

Years
Office furniture and fixtures	5 - 7
Computer equipment and software	3

Leasehold improvements are depreciated using the straight-line method over the shorter of the assets' estimated useful lives or the remaining lease term.

When assets are retired or otherwise disposed of the cost of the assets and related accumulated depreciation or amortization are removed from the accounts and any resulting gains or losses are reflected in the consolidated statement of operations at the time of disposition. Expenditures for additions and improvements to the Company's facilities are capitalized and expenditures for maintenance and repairs are charged to expense as incurred.

Impairment of Long-Lived and Intangible Assets: Long-lived assets, including facilities and equipment and intangible assets, including capitalized license payments for the Company's picoplatin product candidate, are reviewed for possible impairment whenever significant events or changes in circumstances, including changes in the Company's business strategy and plans, a significant decrease in market value, a significant change in asset condition, or a significant adverse change in regulatory and/or economic climate, indicate an impairment may have occurred. An impairment is indicated when the sum of the expected future undiscounted net cash flows identifiable to that asset or asset group is less than its carrying value. Impairment losses are determined from actual or estimated fair values, which are based on market values, net realizable values or projections of discounted net cash flows, as appropriate. The Company reviews long-lived and intangible assets on an as-needed basis to determine if there have been any adverse events or circumstances that would indicate an impairment exists. In particular, the value of the picoplatin intangible asset was reviewed as a result of negative results of clinical trials during 2009, with no impairment charge recorded. See Note 11 for additional details related to the Company's picoplatin intangible asset. As discussed in Note 13, the Company recorded impairment charges on certain facilities and equipment related to restructuring activities during 2009, and as discussed in Note 8, during 2009 the Company recorded impairment charges on certain equipment related to commercial manufacturing arrangements.

Debt Issuance Costs: Costs incurred in connection with the securing of long-term bank loans and other long-term debt are deferred and amortized as interest expense over the term of the related debt using a method that approximates the effective interest method.

Licensed Products: Licensed products represent an exclusive license to develop, manufacture and commercialize picoplatin, a platinum-based anti-cancer agent. Licensed products are amortized using the straight-line method over their estimated useful life of twelve years. The Company evaluates the recoverability of licensed products periodically and takes into account events or circumstances that might indicate that an impairment exists as discussed above under "Impairment of Long-Lived and Intangible Assets." No impairment of licensed products was identified during 2010 or 2009. See Note 11 below for additional information.

Income Taxes: The Company accounts for income taxes using the asset and liability method, under which deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities and for operating loss and tax credit carryforwards. A valuation allowance is established when necessary to reduce deferred tax assets to the amount, if any, which is expected more likely than not to be realized.

The Company accounts for uncertain tax positions in accordance with Financial Accounting Standards Board ("FASB") accounting standards which prescribe a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provide guidance on various related matters such as de-recognition, interest and penalties, and disclosure. The Company has been in a net operating loss position since its inception and, by providing a full valuation allowance, has not recognized any tax benefits. The Company has adopted a policy whereby amounts related to interest and penalties associated with tax matters are classified as additional income tax expense when incurred. Historically, the Company has not incurred any interest or penalties associated with tax matters and no interest or penalties were recognized during the years ended December 31, 2010 or 2009.

Net Loss Per Common Share: Basic and diluted loss per share are based on net loss applicable to common shares, which is comprised of net loss and preferred stock dividends in all periods presented. Shares used to calculate basic loss per share are based on the weighted average number of common shares outstanding during the period. Shares used to calculate diluted loss per share are based on the potential dilution that would occur upon the exercise or conversion of securities into common stock using the treasury stock method to the extent such common stock equivalents are not anti-dilutive. The computation of diluted net loss per share excludes the following options, restricted stock units and warrants to acquire shares of common stock for the years indicated because their effect would not be dilutive.

	2010	2009
Common stock options	5,341,000	5,606,000
Restricted stock units	2,641,000	561,000
Common stock warrants	4,765,000	5,085,000

Additionally, aggregate common shares of 14,966 and 39,015, issuable as of December 31, 2010 and 2009, respectively, upon conversion of the Company's Series 1 convertible exchangeable preferred stock are not included in the calculation of diluted loss per share for 2010 and 2009 because the share increments would not be dilutive.

Share-Based Compensation: The Company has an incentive plan that rewards employees, directors and non-employee consultants with stock options and restricted stock units ("RSUs"). Share-based payments are accounted for in accordance with FASB accounting standards for equity instruments exchanged for services. Under the provisions of these standards, share-based compensation cost related to employee service is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant). The fair value of share-based awards to non-employees is measured at the grant date and as of each subsequent reporting period until the counterparty's performance is complete, and stock-based compensation expense is recognized for the fair value of the vested portion of the awards during each reporting period. See Note 10 below for further details on share-based compensation.

Concentration in the Available Sources of Supply of Materials: The Company relies on third parties to manufacture picoplatin active pharmaceutical ingredient ("API") and finished drug product for its clinical trials and for its possible future commercialization activities. The Company's API clinical supply agreement continues in effect until it is terminated by mutual agreement of the parties or by either party in accordance with its terms. The Company's finished drug product clinical supply agreement terminated on December 31, 2010. The Company's commercial API and finished drug supply agreements have initial terms ending in late 2013. The Company has no assurance that its current suppliers will be able to manufacture sufficient picoplatin API and/or finished drug product on a timely or cost-effective basis at all times in the future. The Company believes that there are other contract manufacturers with the capacity to manufacture picoplatin API and finished drug product.

Segment Reporting: The Company has one operating business segment, cancer therapeutics development.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

Note 2. Fair Value Measurements

The Company categorizes assets and liabilities recorded at fair value in its condensed consolidated balance sheets based upon the level of judgment associated with inputs used to measure their value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs when determining fair value and then ranks the estimated values based on the reliability of the inputs used following the fair value hierarchy set forth by the Financial Accounting Standards Board ("FASB"). The three levels of the FASB fair value hierarchy are as follows:

—	Level 1 - Quoted prices in active markets for identical assets or liabilities.

—

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

—	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The determination of a financial instrument's level within the fair value hierarchy is based on an assessment of the lowest level of any input that is significant to the fair value measurement. The Company utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following tables present a summary of the Company's assets that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of March 31, 2011
	Total	Level 1	Level 2	Level 3
Cash equivalents	$3,011	$3,011	$0	$0

	Fair Value Measurements as of December 31, 2010
	Total	Level 1	Level 2	Level 3
Cash equivalents	$965	$965	$0	$0
Investment securities	3,046	0	3,046	0

	$4,011	$965	$3,046	$0

As of June 30, 2011 and December 31, 2010, the Company's cash equivalents and investment securities are recorded at fair value as determined through market prices and other observable and corroborated sources. At June 30, 2011, the cash equivalents balance consists of  $3,011,000 in money market funds (see Note 3 below for further details on investment securities). The Company did not have any investment securities as of June 30, 2011.

When the estimated fair value of a security is below its carrying value, the Company evaluates whether it is more likely than not that it will be required to sell the security before its anticipated recovery in market value and whether evidence indicating that the cost of the investment is recoverable within a reasonable period of time outweighs evidence to the contrary. The Company also evaluates whether or not it intends to sell the investment. If the impairment is considered to be other-than-temporary, the security is written down to its estimated fair value. In addition, the Company considers whether credit losses exist for any securities. A credit loss exists if the present value of cash flows expected to be collected is less than the amortized cost basis of the security. Other-than-temporary declines in estimated fair value and credit losses are charged to investment income. The Company has not deemed it necessary to record any charges related to impairments or other-than-temporary declines in the estimated fair values of its marketable debt securities or credit losses as of June 30, 2011.

Note 2. Fair Value Measurements

The Company categorizes assets and liabilities recorded at fair value in its consolidated balance sheets based upon the level of judgment associated with inputs used to measure their value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs when determining fair value and then ranks the estimated values based on the reliability of the inputs used following the fair value hierarchy set forth by the FASB. The three levels of the FASB fair value hierarchy are as follows:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The determination of a financial instrument's level within the fair value hierarchy is based on an assessment of the lowest level of any input that is significant to the fair value measurement. The Company utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following tables present a summary of the Company's assets that are measured at fair value on a recurring basis as of December 31, 2010 and 2009 (in thousands):

	Fair Value Measurements as of December 31, 2010
	Total	Level 1	Level 2	Level 3
Cash equivalents	$965	$965	$—	$—
Investment securities	3,046	—	3,046	—

	$4,011	$965	$3,046	$—

	Fair Value Measurements as of December 31, 2009
	Total	Level 1	Level 2	Level 3
Cash equivalents	$15,447	$15,447	$—	$—
Investment securities	27,451	—	27,451	—

	$42,898	$15,447	$27,451	$—

As of December 31, 2010 and 2009, the Company's cash equivalents and investment securities are recorded at fair value as determined through market prices and other observable and corroborated sources. At December 31, 2010, the cash equivalents balance consists of  $965,000 in money market funds. Investment securities are comprised of corporate debt securities at December 31, 2010 and corporate debt securities and federal government and agency securities at December 31, 2009. See Note 3 below for further details on investment securities.

When the estimated fair value of a security is below its carrying value, the Company evaluates whether it is more likely than not that it will be required to sell the security before its anticipated recovery in market value and whether evidence indicating that the cost of the investment is recoverable within a reasonable period of time outweighs evidence to the contrary. The Company also evaluates whether or not it intends to sell the investment. If the impairment is considered to be other-than-temporary, the security is written down to its estimated fair value. In addition, the Company considers whether credit losses exist for any securities. A credit loss exists if the present value of cash flows expected to be collected is less than the amortized cost basis of the security. Other-than-temporary declines in estimated fair value and credit losses are charged to investment income. The Company has not deemed it necessary to record any charges related to impairments or other-than-temporary declines in the estimated fair values of its marketable debt securities or credit losses as of December 31, 2010. All investment securities were in unrealized gain positions as of December 31, 2010.

Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Investment Securities
Investment Securities

Note 3. Investment Securities

The Company's investment securities, consisting of debt securities, are classified as available-for-sale. Unrealized holding gains or losses on these securities are included in other comprehensive income on the condensed consolidated balance sheets. Realized gains and losses and declines in value judged to be other-than-temporary (of which there have been none to date) on available-for-sale securities are included in interest income and other, net, in the condensed consolidated statements of operations. The Company did not have any investment securities as of June 30, 2011.

Investment securities consisted of the following at December 31, 2010 (in thousands):

	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	(Losses)
Type of security:
Corporate debt securities, with unrealized gains	$3,038	$8	$0	$3,046
Corporate debt securities, with unrealized losses	0	0	0	0

	$3,038	$8	$0	$3,046

Net unrealized gain			$8

Maturity:

Less than one year	$3,038			$3,046
Due in 1–2 years	0			0

	$3,038			$3,046

Note 3. Investment Securities

The Company's investment securities, consisting of debt securities, are classified as available-for-sale. Unrealized holding gains or losses on these securities are included in other comprehensive income/(loss) on the consolidated balance sheets. Realized gains and losses and declines in value judged to be other-than-temporary (of which there have been none to date) on available-for-sale securities are included in interest income and other, net, in the consolidated statements of operations.

Investment securities consisted of the following at December 31, 2010 (in thousands):

	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	(Losses)
Type of security:
Corporate debt securities, with unrealized gains	$3,038	$8	$—	$3,046
Corporate debt securities, with unrealized losses	—	—	—	—

	$3,038	$8	$—	$3,046

Net unrealized gain			$8

Maturity:
Less than one year	$3,038			$3,046
Due in 1–2 years	—			—

	$3,038			$3,046

Investment securities consisted of the following at December 31, 2009 (in thousands):

	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	(Losses)
Type of security:
Corporate debt securities, with unrealized gains	$12,608	$8	$—	$12,616
Corporate debt securities, with unrealized losses	5,565	—	(13)	5,552
Federal government and agency securities, with unrealized gains	1,509	1	—	1,510
Federal government and agency securities, with unrealized losses	7,786	—	(13)	7,773

	$27,468	$9	$(26)	$27,451

Net unrealized loss			$(17)

Maturity:
Less than one year	$23,199			$23,198
Due in 1–2 years	4,269			4,253

	$27,468			$27,451

Facilities And Equipment	12 Months Ended
Dec. 31, 2010
Facilities And Equipment
Facilities And Equipment

Note 4. Facilities and Equipment

Facilities and equipment consisted of the following (in thousands):

	December 31,
	2010	2009
Office furniture and fixtures	$161	$681
Computer equipment and software	555	659
Leasehold improvements	78	78

	794	1,418
Less: accumulated depreciation	(745)	(1,199)

Total	$49	$219

Certain facilities and equipment for the Company's lab in South San Francisco, CA, were deemed to be impaired during 2009. Additionally, the Company recognized impairment on dedicated manufacturing equipment in 2009. Refer below to Note 13 and Note 8, respectively, for details on the impaired assets. Depreciation expense on facilities and equipment totaled  $98,000 and  $255,000 for the years ended December 31, 2010 and 2009, respectively.

Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accrued Liabilities
Accrued Liabilities

Note 4. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	March 31, 2011	December 31, 2010
Clinical trials	$274	$138
Accrued expenses	429	716
Compensation	223	176
Severance	0	194

	$926	$1,224

Accrued expenses above consist of general operating expenses such as legal and accounting fees, consulting, benefits and preferred dividends.

Note 5. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31,
	2010	2009
Clinical trials	$138	$6,550
Accrued expenses	716	803
Compensation	176	326
Severance	194	—

	$1,224	$7,679

Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes Payable
Notes Payable

Note 5. Notes Payable

Bay City Capital Loan Commitment

On June 22, 2011, concurrent with the Merger Agreement discussed under Note 1 above, BCC, a related party, executed a binding commitment to loan the Company  $2,400,000 ("the BCC Loan"), on a nonrecourse basis, immediately prior to the closing of the merger. Two of the Company's directors, Fred B. Craves, Ph.D. and Carl S. Goldfischer, M.D., are managing directors and managers of BCC and its affiliates. Michael S. Perry, D.V.M., Ph.D., the Company's President and Chief Medical Officer, is a venture partner of BCC. The receipt of the loan funds is a condition to Allozyne's obligation to effect the merger, and the BCC Loan will continue as an obligation of the combined company following closing of the merger. The Company intends to use the loan proceeds to satisfy employee severance, change of control and other related employee obligations arising in connection with the merger with Allozyne, which are expected to total approximately  $2,400,000. The Company paid BCC a commitment fee of  $50,000 in connection with BCC's delivery of its binding commitment. The commitment fee is recorded as an issuance cost and will be amortized over the term of the loan.

The terms of the BCC Loan will be as set forth in a loan and security agreement and related instruments (the "Loan Documents"), agreed upon by the Company and BCC at the time of delivery of the loan commitment. Under the loan and security agreement, BCC will lend the Company  $2,400,000 against the Company's issuance of a secured non-recourse promissory note. The BCC Loan will accrue interest at the rate of 18% per annum, with the principal amount of the BCC Loan, all accrued interest and all other amounts payable under the Loan Documents due and payable in full within one year after the date of the BCC Loan. Repayment and performance of the BCC Loan will be secured by a first priority exclusive security interest in the Company's trademarks, patents and agreements related to picoplatin (the "Collateral").

Upon the occurrence and continuation of any event of default under the Loan Documents, BCC will have the right, without notice or demand, to any or all of the following:

—	declare all obligations under the Loan Documents immediately due and payable;

—	take possession of the Collateral and take any action that BCC considers necessary or reasonable to protect the Collateral and/or its security interest in the Collateral; or

—	exercise all rights and remedies available to BCC under the Loan Documents or at law or equity.

In addition, BCC may during any event of default require the Company (or the combined company) to:

—	seek any consent required to transfer or assign all or part of the Collateral to BCC or its designee;

—	grant to BCC or its designee an exclusive license or sublicense to all or part of the Collateral; and

—	assign to BCC any investigational new drug application or other regulatory approval pertaining to the Collateral, to the extent assignable.

Any of the following would be deemed "event of default" under Loan Documents:

—	the failure to pay the principal amount of the BCC Loan and all accrued interest in full on the maturity date;

—	any breach of any term, covenant, condition or agreement contained in the Loan Documents;

—	the material inaccuracy of any representation or warranty made in the Loan Documents;

—	the occurrence of a change of control of the combined company without the prior written consent of BCC;

—	the failure to create a valid and perfected first priority security interest in any Collateral; and

—	any bankruptcy or insolvency proceedings of the Company (or the combined company).

The loan and security agreement provides that BCC will not enter into, and will require that any transferee or licensee of any interest in the Collateral not enter into, any agreement or arrangement with W.C. Heraeus GmbH ("Heraeus") or its affiliates, for the supply of picoplatin active pharmaceutical ingredient ("API"), without assuming the Company's obligation to repay the costs to Heraeus for the purchase and set-up of dedicated equipment under the picoplatin API commercial supply agreement between the Company and Heraeus. This obligation is described further below under Note 12, Commitment and Contingency.

During the time that any obligations under the Loan Documents are outstanding, the Company agrees not to take the following actions without first obtaining the written consent of BCC:

—

create, incur or allow any mortgage, lien, pledge, security interest or other encumbrance on any Collateral or permit any Collateral not to be subject to the first priority security interest granted under the Loan Documents;

—

transfer or otherwise assign, pledge, license, or encumber, or enter into any agreement (except with or in favor of BCC) that directly or indirectly prohibits or has the effect of prohibiting BCC from selling, transferring, assigning, pledging, or encumbering any of the intellectual property included in the Collateral;

—

file a petition for bankruptcy or permit or suffer any receiver, trustee or assignee for the benefit of creditors, or any other custodian to be appointed to take possession of all or any of the Company's assets;

—

change the Company's state of organization, location of the Company chief executive office/chief place of business or remove its books and records from the location specified in the Loan Documents, or change the Company name, identity or structure to such an extent that any financing statement filed in connection with the Loan Documents would become ineffective or seriously misleading, except that the Company may change the Company's name to "Allozyne, Inc." upon closing of the merger;

—

take any action which could reasonably be expected to result in a material alteration or impairment of any of the assigned agreements included in the Collateral or of the Loan Documents which is materially adverse to the interests of BCC; and

—	deliver any notice of termination or terminate any of the assigned agreements included in the Collateral.

GE Business Financial Services, Inc. and Silicon Valley Bank Loan Agreement

On September 2, 2008, the Company entered into an Amended and Restated Loan and Security Agreement ("loan agreement"), with GE Business Financial Services Inc. and Silicon Valley Bank. The loan agreement amended and restated in its entirety the earlier loan and security agreement dated as of October 25, 2006, with the lenders, pursuant to which the Company obtained a  $15,000,000 capital loan that was to mature on April 1, 2010.

The loan agreement provided for a  $27,600,000 senior secured term loan facility ("loan facility") that consisted of an initial term loan advance in the amount of  $17,600,000 and a second term loan advance in the amount of  $10,000,000, which was fully funded on September 30, 2008. The advances under the loan facility were repayable over 42 months, commencing on October 1, 2008. Interest on the advances was fixed at 7.8% per annum. Final loan payments in the amounts of  $1,070,000 and  $900,000 were due upon maturity or earlier repayment of the loan advances. All final payment amounts were accreted to the note payable balance over the term of the loan facility using the effective interest rate method and reflected as additional interest expense. The loan facility was secured by a first lien on all of the non-intellectual property assets of the Company.

On December 20, 2010, the Company voluntarily prepaid  $12,353,000 of aggregate principal, interest and fees due under the loan facility. The payoff amount reflects approximately  $9,857,000 of aggregate outstanding principal and accrued but unpaid interest as of December 20, 2010, approximately  $480,000 remaining interest due to be paid in the future, and the aggregate final payment of  $1,970,000. The Company recorded a loss on extinguishment of debt of  $1,217,000 in the fourth quarter of 2010 in connection with the prepayment of the loan facility. The prepayment discharged the Company's material liabilities and obligations under the loan facility which terminated, along with the security interests of the lenders, on the prepayment date.

Note 6. Note Payable

On September 2, 2008, the Company entered into an Amended and Restated Loan and Security Agreement ("loan agreement"), with GE Business Financial Services Inc. and Silicon Valley Bank. The loan agreement amended and restated in its entirety the earlier loan and security agreement dated as of October 25, 2006, with the lenders, pursuant to which the Company obtained a  $15,000,000 capital loan that was to mature on April 1, 2010.

The loan agreement provided for a  $27,600,000 senior secured term loan facility ("loan facility") that consisted of an initial term loan advance in the amount of  $17,600,000 and a second term loan advance in the amount of  $10,000,000, which was fully funded on September 30, 2008. The advances under the loan facility were repayable over 42 months, commencing on October 1, 2008. Interest on the advances was fixed at 7.8% per annum. Final loan payments in the amounts of  $1,070,000 and  $900,000 were due upon maturity or earlier repayment of the loan advances. All final payment amounts were accreted to the note payable balance over the term of the loan facility using the effective interest rate method and reflected as additional interest expense. The loan facility was secured by a first lien on all of the non-intellectual property assets of the Company.

On December 20, 2010, the Company voluntarily prepaid  $12,353,000 of aggregate principal, interest and fees due under the loan facility. The payoff amount reflects approximately  $9,857,000 of aggregate outstanding principal and accrued but unpaid interest as of December 20, 2010, approximately  $480,000 remaining interest due to be paid in the future, and the aggregate final payment of  $1,970,000. The prepayment discharged the Company's material liabilities and obligations under the loan facility which terminated, along with the security interests of the lenders, on the prepayment date.

Common Stock Purchase Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Common Stock Purchase Agreements
Common Stock Purchase Agreements

Note 6. Common Stock Purchase Agreements

On December 20, 2010, the Company entered into an equity line of credit facility with Small Cap Biotech, pursuant to which Small Cap Biotech committed to purchase from the Company up to  $10,000,000 worth of shares of the Company's registered common stock, subject to a maximum aggregate limit of 9,444,116 common shares, which is equal to one share less than 20% of the Company's outstanding common shares on the closing date of the facility, the trading market limit, less 221,218 shares issued to Small Cap Biotech as a commitment fee. The facility provided that the Company could, from time to time, at its sole discretion, present Small Cap Biotech with draw down notices to purchase Company common stock at a price equal to the daily volume weighted average price of the Company common shares on each day during the draw down period on which shares were purchased, less a discount ranging from 6.0% to 7.0%, based on the trading price of the Company's common stock. On February 9, 2011, the Company completed a draw down and sale of 4,914,632 shares of common stock, at a price of approximately  $0.39 per share, for net proceeds of approximately  $1,702,000. On February 25, 2011, the Company completed a second draw down and sale of 4,529,484 shares of common stock, at a price of approximately  $0.34 per share, for net proceeds of approximately  $1,482,000. With the closing of the second draw, the Company had sold all of the 9,444,116 common shares available for issuance under the equity line and the facility, by its terms, automatically terminated on that date.

On February 23, 2010, the Company entered into an equity line of credit facility with Commerce Court Small Cap Value Fund, Ltd. ("Commerce Court"). The facility provides that, upon the terms and subject to the conditions therein, Commerce Court was committed to purchase up to  $20,000,000 worth of shares of the Company's registered common stock over approximately 18 months; provided, however, that in no event may the Company issue to Commerce Court more than 8,423,431 shares of common stock, which is equal to one share less than 20% of the Company's outstanding common shares on the closing date of the facility, the trading market limit, less 121,183 shares issued to Commerce Court as a commitment fee. The facility provided that the Company could, from time to time, at its sole discretion, present Commerce Court with draw down notices to purchase Company common stock at a price equal to the daily volume weighted average price of the Company's common shares on each date during the draw down period on which shares were purchased, less a discount ranging from 3.125% to 5.0%, based on the trading price of the Company's common stock. On March 15, 2010, the Company completed a draw down and sale of 4,229,000 shares of common stock, at a price of approximately  $1.49 per share, to Commerce Court under the equity line of credit facility. Net proceeds of approximately  $6,092,000 were received, after deducting offering costs of approximately  $228,000. On December 20, 2010, immediately preceding the Company's entry into the Small Cap Biotech agreement discussed above, the Company and Commerce Court mutually agreed to terminate this equity line of credit facility. The Company did not incur any penalties in connection with such early termination.

Note 7. Common Stock Purchase Agreements

On December 20, 2010, the Company entered into an equity line of credit facility with Small Cap Biotech Value, Ltd. ("Small Cap Biotech"), pursuant to which Small Cap Biotech committed to purchase from the Company up to  $10,000,000 worth of shares of the Company's registered common stock, subject to a maximum aggregate limit of 9,444,116 common shares, which is equal to one share less than 20% of the Company's outstanding common shares on the closing date of the facility, the trading market limit, less 221,218 shares issued to Small Cap Biotech as a commitment fee. The facility provided that the Company could, from time to time, at its sole discretion, present Small Cap Biotech with draw down notices to purchase Company common stock at a price equal to the daily volume weighted average price of the Company common shares on each day during the draw down period on which shares were purchased, less a discount ranging from 6.0% to 7.0%, based on the trading price of the Company's common stock. On February 9, 2011, the Company completed a draw down and sale of 4,914,632 shares of common stock, at a price of approximately  $0.39 per share, for net proceeds of approximately  $1,850,000. On February 25, 2011, the Company completed a second draw down and sale of 4,529,484 shares of common stock, at a price of approximately  $0.34 per share, for net proceeds of approximately  $1,536,000. With the closing of the second draw, the Company had sold all of the 9,444,116 common shares available for issuance under the equity line and the facility, by its terms, automatically terminated on that date.

On February 23, 2010, the Company entered into an equity line of credit facility with Commerce Court Small Cap Value Fund, Ltd. ("Commerce Court"). The facility provided that, upon the terms and subject to the conditions therein, Commerce Court was committed to purchase up to  $20,000,000 worth of shares of the Company's registered common stock over approximately 18 months; provided, however, that in no event may the Company issue more than 8,423,431 shares of common stock, which is equal to one share less than 20% of the Company's outstanding common shares on the closing date of the facility, the trading market limit, less 121,183 shares issued to Commerce Court as a commitment fee. The facility provided that the Company could, from time to time, at its sole discretion, present Commerce Court with draw down notices to purchase Company common stock at a price equal to the daily volume weighted average price of the Company's common shares on each date during the draw down period on which shares were purchased, less a discount ranging from 3.125% to 5.0%, based on the trading price of the Company's common stock. On March 15, 2010, the Company completed a draw down and sale of 4,229,000 shares of common stock, at a price of approximately  $1.49 per share, to Commerce Court under the equity line of credit facility. Net proceeds of approximately  $6,092,000 were received, after deducting offering costs of approximately  $228,000. On December 20, 2010, immediately preceding the Company's entry into the Small Cap Biotech agreement discussed above, the Company and Commerce Court mutually agreed to terminate this equity line of credit facility. The Company did not incur any penalties in connection with such early termination.

On August, 19, 2009, the Company entered into an equity line of credit facility with Azimuth Opportunity Ltd. ("Azimuth"), as amended by Amendment 1 dated November 20, 2009, which provided that, upon the terms and subject to the conditions set forth therein, Azimuth was committed to purchase up to  $60,000,000 worth of shares of the Company's common stock over the 18-month term; provided, however, that in no event may the Company issue more than 6,955,606 shares of common stock, the trading market limit under the facility. On November 23, 2009, the Company completed a draw down and sale of 3,465,878 shares of common stock, at a price of approximately  $2.15 per share, to Azimuth under the equity line of credit facility. Net proceeds of approximately  $7,284,000 were received, after deducting offering costs of approximately  $163,000. On December 22, 2009, the Company completed a second draw down and sale of 3,489,728 shares of common stock, at a price of approximately  $1.87 per share, to Azimuth under the equity line of credit facility. Net proceeds of approximately  $6,439,000 were received, after deducting offering costs of approximately  $90,000. With the completion of the second draw, the Company sold to Azimuth the maximum aggregate number of shares that could be sold under the trading market limit. As a consequence of reaching the trading market limit, the equity line of credit facility automatically terminated by its terms on December 22, 2009.

Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments And Contingencies
Commitments And Contingencies

Note 12. Commitment and Contingency

Contractual Commitment

The Company entered into a picoplatin API commercial supply agreement with Heraeus in March 2008. Under this agreement Heraeus will produce the picoplatin API to be used for preparing picoplatin finished drug product for commercial use. Manufacturing services are provided on a purchase order, fixed-fee basis, subject to certain purchase price adjustments and minimum quantity requirements. The costs to Heraeus for the purchase and set-up of dedicated equipment as required under the commercial supply agreement, will be repaid by the Company in the form of a surcharge on an agreed upon amount of the picoplatin API ordered and delivered on or before December 31, 2013. If the Company orders and takes delivery of less than the agreed upon amount of picoplatin API through December 31, 2013, it will be obligated to pay the balance of the dedicated equipment cost as of that date. As of December 31, 2009, Heraeus had completed construction of the dedicated equipment at a total cost of approximately  $1,485,000. The Company determined that the equipment should be accounted for as a capital lease and accordingly recognized an asset and long-term obligation for the equipment of  $1,485,000 on its consolidated balance sheet as of December 31, 2009. The Company will reflect the surcharge payments as reductions to the capital lease balance outstanding, and will accrete a finance charge to interest expense as specified under the agreement. The balance of the obligation at June 30, 2011 was  $1,618,000, including accreted interest of approximately  $133,000. The Company does not anticipate beginning production of commercial supplies of picoplatin API, thereby utilizing the dedicated equipment, within the next 12 months and has, therefore, classified the obligation as long-term. Future minimum payments for the obligation as of June 30, 2011 are approximately  $1,841,000. Because payments are determined based on the production of commercial supplies, which have been delayed, the Company is not able to identify payment totals for each of the years after June 30, 2011, but assumes that the entire amount of  $1,841,000 will be paid no later than December 31, 2013. Due to the delay in the Company's plans for the commercialization of picoplatin, the Company determined that its capital lease asset for equipment under the Heraeus agreement was impaired as of December 31, 2009 and, therefore, recognized an asset impairment charge of  $1,485,000 in the consolidated statement of operations for the year ended December 31, 2009.

Contingency

On June 27, 2011, a putative class action lawsuit was filed in the Superior Court of California, San Francisco County, against Poniard, its board of directors and Allozyne. The action, titled Aronheim v. Poniard Pharmaceuticals, Inc., et al. (Case Number: CGC-11-512033) alleges in summary that, in connection with the proposed merger with Allozyne, the members of the Poniard board of directors breached their fiduciary duties by purportedly conducting an unfair sale process and agreeing to an unfair sale price, by purportedly making inadequate disclosures about the merger, and by purportedly engineering the proposed merger to provide them with improper personal benefits. The action also alleges that Poniard and Allozyne aided and abetted the Poniard board members' purported breaches of fiduciary duty. The plaintiff seeks, among other things, a declaration that the suit can be maintained as a class action, a declaration that the Merger Agreement was entered into in breach of the Poniard board members' fiduciary duties, rescission of the Merger Agreement, an injunction against the proposed merger, a directive that the Poniard board members exercise their fiduciary duties to obtain a transaction that is in the best interests of Poniard's shareholders, the imposition of a constructive trust in favor of the plaintiff and the class upon any benefits improperly received by the Poniard board members as a result of their purportedly wrongful conduct and fees and costs. Poniard and its board of directors believe that the claims are without merit and intend to vigorously defend against them. As a loss is not deemed probable at this time, the Company has not recorded a liability related to this suit. Further, an estimate of the possible loss or range of loss cannot be made at this time.

On August 24, 2011, a putative class action lawsuit was filed in the Superior Court of California, San Francisco County, against Poniard and its board of directors, as well as against Poniard's Chief Executive Officer, its President and Chief Medical Officer, its Interim Chief Financial Officer, its Senior Vice President of Corporate Development, and its Vice President, Legal and Corporate Secretary. The action, titled Wing Sze Wu v. Robert S. Basso, et al. (Case Number: CGC-11-513652), alleges in summary that the members of the Poniard board of directors breached their fiduciary duties by agreeing to pay purportedly excessive compensation and benefits to Poniard's senior management, that such members of Poniard's senior management were allegedly unjustly enriched when they received such executive compensation and benefits, that Poniard's board of directors breached their fiduciary duties by conducting a purportedly unfair sale process in connection with the proposed transaction with Allozyne and agreeing to an allegedly unfair and dilutive sale price and a transaction that included improper "deal protection measures," and by providing allegedly materially inadequate disclosures and material disclosure omissions to Poniard's shareholders. The plaintiff seeks, among other things, a declaration that the suit can be maintained as a class action, an injunction against the proposed merger, rescission of the proposed merger to the extent it occurs before final judgment in the lawsuit or recissory damages, a directive that the defendants account for all damages allegedly caused by them and account for all profits and special benefits obtained as a result of their alleged breaches of their fiduciary duties, and for costs, attorneys fees, expenses and such other relief as the court deems just and proper. Poniard, its board of directors and Poniard's management believe that the claims are without merit and intend to vigorously defend against them. As a loss is not deemed probable at this time, the Company has not recorded a liability related to this suit. Further, an estimate of the possible loss or range of loss cannot be made at this time.

Note 8. Commitments and Contingencies

The Company entered into an API commercial supply agreement with W.C. Heraeus ("Heraeus") in March 2008. Under this agreement Heraeus will produce picoplatin API to be used for preparing picoplatin finished drug product for commercial use. Manufacturing services are provided on a purchase order, fixed-fee basis, subject to certain purchase price adjustments and minimum quantity requirements. The costs to Heraeus for the purchase and set-up of dedicated manufacturing equipment ("equipment") as required under the commercial supply agreement will be repaid by the Company in the form of a surcharge on an agreed upon amount of the picoplatin API ordered and delivered on or before December 31, 2013. If the Company orders and takes delivery of less than the agreed upon amount of picoplatin API through December 31, 2013, it will be obligated to pay the balance of the equipment cost as of that date. Heraeus completed construction of the equipment as of December 31, 2009, at a total cost of approximately  $1,485,000. The Company determined that the equipment should be accounted for as a capital lease and accordingly recognized an asset and long-term obligation for the equipment of  $1,485,000 on its consolidated balance sheet as of December 31, 2009. The Company will reflect the surcharge payments as reductions to the capital lease balance outstanding, and will accrete a finance charge to interest expense as specified under the agreement at a rate of 8% per annum. The capital lease obligation as of December 31, 2010, is  $1,574,000, including accreted finance charge. The Company does not anticipate utilizing the dedicated equipment before 2012 and has, therefore, classified the obligation as long-term. Future minimum payments for the obligation as of December 31, 2010 are approximately  $1,841,000. Because payments are determined based on the production of commercial supplies, which have been delayed, the Company is not able to identify payment totals for each of the years after December 31, 2010, but assumes that the entire amount of  $1,841,000 will be paid no later than December 31, 2013. Due to the delay in the Company's plans for the commercialization of picoplatin, which it does not anticipate will occur before 2014, if at all, the Company determined that its capital lease asset for equipment under the Heraeus agreement was impaired as of December 31, 2009 and, therefore, recognized an impairment charge of  $1,485,000 in the consolidated statement of operations for 2009.

The Company leases the office space for its principal locations under various leasing arrangements. The Company's headquarters are located in San Francisco, California, where it rents approximately 1,500 square feet of office space under a one year cost sharing agreement with VIA Pharmaceuticals, Inc., effective September 2010. This lease is cancelable upon 30 days prior notice. Base rent for this lease is approximately  $5,200 per month.

Prior to September 2010, the Company was headquartered in South San Francisco where it leases approximately 17,000 square feet of office space under a lease agreement that expires on July 10, 2011. Base rental payments under this lease are approximately  $56,400 per month as of December 31, 2010. On February 12, 2010, the Company entered into a sublease agreement with Veracyte, Inc., pursuant to which Veracyte leased from the Company, effective March 1, 2010, approximately 11,000 square feet of the Company's South San Francisco office space. Base rent for this subleased space was  $17,600 per month. On September 1, 2010, the subleased space expanded to encompass the entire 17,000 square feet of office space. After delivery of this expanded sublease space, base rent increased to  $28,124 per month through expiration of the lease on July 10, 2011. The Company's sublease with Veracyte does not modify or limit the terms and conditions of the Company's original lease with the landlord, or waive any rights or remedies of the landlord, except that the landlord releases the Company from obligations under the original lease to remove alterations or repair or restore the office space upon expiration of the original lease or following a casualty occurring during the term of the original lease.

The Company also leases approximately 3,800 square feet of office space in Seattle, Washington under a one year lease effective November 2010. This lease is cancelable upon 30 days prior notice. Base rent for this space is approximately  $7,300 per month. Prior to November 2010, the Company leased approximately 21,000 square feet of office space in the same building under an amended lease that was to expire December 31, 2010, with a monthly base rent of  $45,000. This lease was terminated by mutual agreement of the Company and the landlord effective November 24, 2010.

The Company has operating leases for office equipment in both the San Francisco and Seattle locations, including a non-cancelable operating lease which expires November 2012. Base rent expense under this non-cancelable lease is approximately  $4,000 per year.

Upon subleasing in September 2010 the former corporate headquarters in South San Francisco in its entirety, the Company ceased using that space and recorded a  $0.3 million lease exit accrual based on the remaining lease rentals, adjusted for the effects of deferred rent and reduced by expected sublease rental income from Veracyte. Other than the South San Francisco facility lease exit accrual, the Company recognizes rent expense on a straight-line basis over the term of each lease, including any periods of free rent. Total lease expense, net of expected future sublease rental income, was approximately  $1,288,000 and  $1,399,000 for the years 2010 and 2009, respectively. Minimum lease payments under non-cancelable operating leases as of December 31, 2010 were as follows (in thousands):

Year
2011	$359
2012	4
Thereafter	—

Total minimum lease payments	$363

The Company had restricted cash of  $158,000 and  $281,000 at December 31, 2010 and 2009, respectively, in the form of certificates of deposit. The certificates of deposit serve as collateral for standby letters of credit issued by Silicon Valley Bank on behalf of the Company.

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Shareholders' Equity
Shareholders' Equity

Note 9. Shareholders' Equity

Common Stock Transactions: In 2010, the Company issued 4,350,183 shares of common stock under an equity line of credit facility with Commerce Court and 221,218 shares of common stock under an equity line of credit facility with Small Cap Biotech. In 2009, the Company issued 6,955,606 shares of common stock under an equity line of credit facility with Azimuth. See Note 7 above for further details on the equity line of credit facilities and stock transactions under these facilities.

During November 2009, the Company issued approximately 63,000 shares of common stock upon the exercise of warrants issued in conjunction with 2006 financing activities. The exercise was for approximately 214,000 underlying shares of common stock, net of equivalent shares at market to cover the total exercise price. The Company also issued approximately 82,000 shares of common stock to Silicon Valley Bank upon the exercise of warrants issued in connection with the Company's 2006 and 2008 loan facilities as discussed in Note 6 above. The exercise was for approximately 197,000 underlying shares of common stock, net of equivalent shares at market to cover the total exercise price.

The Company received net proceeds from the issuance of shares of common stock related to the exercise of employee stock options in the year ended December 31, 2009. There were no option exercises in the year ended December 31, 2010. Refer to Note 10 for further details on option exercises and share-based compensation.

In 2010, the Company issued approximately 1,432,000 shares of common stock upon the vesting of RSUs awarded to employees and 85,000 shares of common stock upon the vesting of RSUs awarded to a non-employee consultant. In 2009, the Company issued approximately 88,000 shares of common stock upon the vesting and release of RSUs awarded to employees. Each RSU converted to one share of common stock. See Note 10 for further details on share-based compensation.

Preferred Stock Transactions: The Company had 205,340 shares of Series 1 Convertible Exchangeable Preferred Stock ("Series 1 preferred stock") outstanding at December 31, 2009. On February 6, 2010, the Company issued 379,956 shares of its common stock to an institutional shareholder in exchange for the shareholder's delivery to the Company of 126,572 shares of the Company's outstanding Series 1 preferred stock. The shareholder approached the Company with the proposed exchange transaction and the final terms of the exchange were determined by arms-length negotiation between the parties. A portion of the common stock issued by the Company in the exchange was in addition to the number of shares that were calculable under the exchange provisions of the Series 1 preferred stock designation of rights in the Company's articles of incorporation. This portion was accounted for by the Company as an in-kind dividend, the fair value of which is approximately  $570,000. The Series 1 preferred stock shares reacquired by the Company in the exchange were returned to the Company's pool of authorized but unissued shares of preferred stock. Following the exchange and as of December 31, 2010, there were 78,768 shares of Series 1 preferred stock outstanding.

Holders of the Series 1 preferred stock are entitled to receive an annual cash dividend of  $2.4375 per share, if declared by the Company's board of directors, payable semi-annually on June 1 and December 1. Dividends are cumulative. Each share of Series 1 preferred stock is convertible into 0.19 share of common stock, subject to adjustment in certain events. The Series 1 preferred stock is redeemable at the option of the Company at  $25.00 per share. Holders of Series 1 preferred stock have no voting rights, except in limited circumstances. Dividends of approximately  $192,000 were paid in 2010 and  $500,000 in 2009.

The Company's board of directors may, without further action by the shareholders, issue preferred stock in one or more series and fix the rights and preferences thereof, including dividend rights, dividend rates, conversion rates, voting rights, terms of redemption, redemption price or prices, liquidation preferences and the number of shares constituting any series or the designations of such series.

Warrants: The Company had outstanding warrants to purchase an approximate aggregate of 4,765,000 and 5,085,000 shares of the Company's common stock as of December 31, 2010 and 2009, respectively. The weighted average exercise price of warrants outstanding was  $4.51 and  $4.83 per share for 2010 and 2009, respectively.

The detail of the warrants outstanding as of December 31, 2010 and 2009 is as follows (in thousands, except exercise price):

					Warrants Outstanding at
	Issuance Date	Expiration Date	Exercise Price	Exercise Dates	December 31,
					2009	Exercised	Expired	2010

Bank loan
Lenders	9/2008	9/2018	2.00	—	110	—	—	110	(1)
Lenders	10/2006	10/2011	2.00	—	87	—	—	87	(1)

2006 financing
Investors	4/2006	4/2011	4.62	—	4,036	—	—	4,036	(2)
Investors (bridge notes)	2/2006	2/2011	4.62	—	393	—	—	393	(2)
Placement Agent	4/2006	4/2011	4.62	—	139	—	—	139	(2)

2005 financing
Investors	3/2005	9/2010	9.54	—	278	—	(278)	—
Placement Agent	3/2005	9/2010	9.54	—	42	—	(42)	—

					5,085	—	(320)	4,765

(1)	See Note 6 for additional details.
(2)	Issued in connection with the bridge notes that were issued as part of the 2006 financing.

Share Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Share Based Compensation
Share Based Compensation

Note 10. Share-based Compensation

A summary of the Company's fully vested stock options is presented below (shares and aggregate intrinsic value in thousands):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Options exercisable at June 30, 2011	4,225	$5.96	5.2	$0

The Company recorded the following amounts of share-based compensation expense, excluding expense for non-employee consultants, for the periods presented (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Research and development expense	$91	$634	$191	$2,003
General and administrative expense	773	1,388	1,676	3,426

Total	$864	$2,022	$1,867	$5,429

There were no options granted during the three or six-month periods ended June 30, 2011. The share-based compensation expense for the three and six months ended June 30, 2011 and 2010 includes a stock option granted during the first quarter of 2010 to a Company officer to purchase an aggregate of 500,000 shares of common stock which vests over a four year period.

Estimated fair values of stock options granted have been determined using the Black-Scholes option pricing model with the following assumptions for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Expected term (in years)	NA	NA	NA	5.0
Risk-free interest rate	NA	NA	NA	2.22%
Expected stock price volatility	NA	NA	NA	95%
Expected dividend rate	NA	NA	NA	0%

Certain options that were granted to officers of the Company during 2006 and 2007 vest 50% in equal monthly installments over four years from the date of grant and vest 50% on the seven year anniversary of the date of grant, subject to accelerated vesting of up to 25% of such portion of the options, based on the Company's achievement of annual performance goals established under its management incentive plan, at the discretion of the equity awards subcommittee of the compensation committee of the Company's board of directors. Based on the overall achievement of corporate goals in 2009, the equity awards subcommittee accelerated vesting with respect to 25% of the shares subject to the seven year vesting schedule in the first quarter of 2010. As of June 30, 2011, the cumulative accelerated vesting for options subject to the seven year vesting schedule equals 85% of the shares granted in 2006 and 65% of the shares granted in 2007.

The Company's share-based compensation expense also includes RSUs awarded to employees and non-employee consultants. All RSUs awarded are subject to acceleration or forfeiture based upon the terms of their specific agreement. The table below summarizes RSU awards outstanding as of June 30, 2011 (RSUs in thousands):

	Restricted Stock Units (RSUs)									Weighted Average Grant Date Fair Value per RSU
Award Date	Unvested as of December 31, 2010	Awarded	Vested	Forfeited	Unvested as of March 31, 2011	Awarded	Vested	Forfeited	Unvested as of June 30, 2011
03/14/2011	0	224	0	0	224	0	(112)	0	112	$0.38	(A)
02/15/2011	0	2,430	0	0	2,430	0	0	0	2,430	0.39	(B)
06/09/2010	836	0	(32)	0	804	0	(355)	0	449	0.83
04/09/2010	550	0	0	(2)	548	0	(274)	0	274	1.14
10/06/2009	75	0	0	0	75	0	0	0	75	7.27
07/11/2009	85	0	0	0	85	0	0	0	85	6.60

Total RSUs	1,546	2,654	(32)	(2)	4,166	0	(741)	0	3,425

(A)	On March 14, 2011, the Company awarded 224,000 RSUs to an officer of the Company. The fair value of the RSU award was $0.38 per unit, or approximately $85,000 in total, based upon the closing market price of the Company's common stock on the award date. These RSUs vested 50% on April 9, 2011 and the remaining 50% will vest on April 9, 2012.
(B)	On February 15, 2011, the Company awarded an approximate aggregate of 1,973,000 RSUs to officers and an approximate aggregate of 457,000 RSUs to non-officer employees of the Company as an incentive for future performance. The fair value of the RSU award was $0.39 per unit, or approximately $948,000 in total, based upon the closing market price of the Company's common stock on the award date. These RSUs vest on February 15, 2012, the one year anniversary of the award date.

On June 22, 2011, the board of directors of the Company, upon recommendation from the Compensation Committee of the board of directors, approved a resolution to modify the terms of all awards outstanding under the 2004 Plan such that 100% of awards outstanding under the 2004 Plan would be accelerated upon consummation of the Allozyne merger or, if earlier, upon termination of employment by the Company without cause. Management reviewed the resolution in conjunction with the specific terms of all outstanding awards (options and RSUs) and determined that a modification occurred. The modification, however, did not result in a change in accounting for the outstanding awards as the modification did not result in an increase in fair value of the awards nor would the expense be accelerated for the change of control until consummation of the merger.

Additionally, on June 22, 2011, the board of directors, upon recommendation from the Compensation Committee of the board of directors, approved a resolution to award the Company's Chief Executive Officer ("CEO") an RSU grant under the 2004 Plan in lieu of certain cash compensation payable to him under his severance and change of control agreements in the event of a qualifying termination of employment prior to or in connection with the merger. The RSU award is to be calculated as the equivalent number of shares of Company common stock equal to (i) the amount of accrued but unpaid vacation as of the effective date of termination and the total bonus severance amount payable to the CEO under his change of control agreement, divided by (ii)  $9.08 (the 5-day average closing sales price of Company common stock prior to announcement of the Merger Agreement after giving effect to the 1-for-40 reverse stock split to be implemented subject to approval by the Company shareholders and prior to the consummation of the merger), rounded up to the nearest whole number of shares and the RSUs would vest and be settled in shares of Company common stock upon consummation of the merger. However, there is no guarantee that the reverse stock split or merger will occur. If the merger is not consummated, the CEO will forfeit the RSU award and will receive his accrued but unpaid vacation in cash at that time but will not be eligible to receive any portion of the bonus severance amount.

No income tax benefit has been recorded for share-based compensation expense as the Company has a full valuation allowance and management has concluded that it is more likely than not that the Company's net deferred tax assets will not be realized. As of June 30, 2011, total unrecognized costs related to employee share-based compensation is approximately 2,636,000. Unrecognized share-based compensation expense from outstanding stock options is approximately  $1,005,000 and is expected to be recognized over a weighted average period of approximately 2.0 years. Unrecognized share-based compensation expense from outstanding RSUs is approximately  $1,631,000 and is expected to be recognized over a weighted average period of approximately 0.7 year subject to acceleration with the occurrence of certain qualifying events.

Note 10. Share-based Compensation

As of December 31, 2010, the Company's Amended and Restated 2004 Incentive Compensation Plan (the "2004 Plan") was the only equity compensation plan under which equity awards were available for grant. The Company's Restated 1994 Stock Option Plan (the "1994 Plan") terminated on February 17, 2004, and no further options can be granted under that plan. Although no Company securities are available for issuance under the 1994 Plan, options granted prior to termination of that plan continue in effect in accordance with their terms.

The 2004 Plan, as amended and restated on June 9, 2010, authorizes the Company's board of directors or a committee appointed by the board of directors to grant share-based awards for an approximate aggregate 10,938,000 shares of common stock. The 2004 Plan contains an evergreen provision pursuant to which the number of shares available under the plan automatically increases each year, beginning in 2008, according to certain limits set forth in the plan. The approximate aggregate of 10,938,000 shares reflects an increase of approximately 2,104,000 shares on January 1, 2010, an increase of approximately 1,734,000 shares on January 1, 2009 and an increase of approximately 1,733,000 shares on January 1, 2008, pursuant to the operation of the evergreen provision. Additionally, the approximate aggregate 10,938,000 shares reflects an increase of 1,200,000 shares effective June 9, 2010, as approved by the shareholders at the 2010 annual meeting of shareholders.

The 2004 Plan allows for the issuance of incentive stock options, nonqualified stock options, restricted stock and RSUs to employees, officers, directors, agents, consultants, advisors and independent contractors of the Company, subject to certain restrictions. All option grants expire ten years from the date of grant, except in the event of earlier termination of employment or service. Option grants to employees with less than one year of service generally become exercisable at a rate of 25% after one year from the grant date and then in monthly increments at a rate of 1/36th of the remaining balance over the following three years. Option grants to employees with at least one year of service and employees receiving promotions generally become exercisable at a rate of 1/48th per month over four years from the grant date.

Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the employee's requisite service period, generally the vesting period of the equity grant. The Company utilizes the Black-Scholes option pricing model to estimate the fair value of each option award granted. The Company recorded expense for share-based compensation, not including expense for awards granted to non-employee consultants, for the periods presented as follows (in thousands):

	Years Ended December 31,
	2010	2009
Research and development expense	$2,109	$2,253
General and administrative expense	6,436	4,821

Total	$8,545	$7,074

The share-based compensation expense for the twelve months ended December 31, 2010 includes the grant of a stock option during the first quarter of 2010 to a Company officer to purchase an aggregate of 500,000 shares of common stock that vests over a four year period. Share-based compensation expense for the twelve months ended December 31, 2009 includes the grant of a stock option during the first quarter of 2009 to a Company officer to purchase an aggregate of 200,000 shares of common stock that vests over a four year period. This officer's employment was terminated in August 2010, at which time the unvested options were cancelled in accordance with the 2004 Plan.

Certain options granted to Company officers during 2006 and 2007 vest 50% in equal monthly installments over four years from the date of grant and vest another 50% on the seven-year anniversary of the date of grant, subject to accelerated vesting of up to 25% of such portion of the options, based on the Company's achievement of annual performance goals established under its annual incentive plan, at the discretion of the equity awards subcommittee of the Company's board of directors. Based on the overall achievement of corporate goals in 2009, the equity awards subcommittee accelerated vesting with respect to 25% of the shares subject to the seven-year vesting schedule in the first quarter of 2010. There was no acceleration of option vesting in 2009. As of December 31, 2010, the cumulative accelerated vesting for the portions of options subject to the seven-year vesting schedule equals 85% of such portions of options granted in 2006 and 65% of the such portions of options granted in 2007.

The Company records compensation expense for employee stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes option pricing model. This fair value is amortized on a straight-line basis over the requisite service periods for the grants, which is generally the vesting period. The remaining unrecognized compensation cost related to unvested options at December 31, 2010, was approximately  $2,040,000 and the weighted-average period of time over which this cost will be recognized is approximately 1.8 years. The Company uses historical data, and other related information as appropriate, to estimate the expected price volatility, the expected life and the expected forfeiture rate. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of the grant. The weighted-average fair value per share of the Company's stock options granted to employees was estimated to be  $1.16 and  $2.68 for the years ended December 31, 2010 and 2009, respectively, using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Years ended December 31,
	2010	2009
Expected term (in years)	5.0	5.9
Risk-free interest rate	2.22%	2.32%
Expected stock price volatility	95%	95%
Expected dividend rate	0%	0%

The Company issues previously authorized but unissued shares of common stock upon exercise of stock options. A summary of option activity as of December 31, 2010 and changes during the two years then ended are as follows (shares and intrinsic value in thousands):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding at December 31, 2008	5,893	$6.10	7.9	$103

Granted	395	3.53
Exercised	(202)	4.06
Forfeited/cancelled/expired	(480)	5.74

Outstanding at December 31, 2009	5,606	6.02	7.0	$33

Exercisable at December 31, 2009	3,363	7.06	6.4	$7

Granted	505	1.60
Exercised	—	—
Forfeited/cancelled/expired	(770)	4.93

Outstanding at December 31, 2010	5,341	5.76	5.7	$—

Exercisable at December 31, 2010	4,249	$6.41	5.1	$—

Information relating to stock options outstanding and exercisable at December 31, 2010 is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$1.60 – $1.78	947	7.8	$1.68	263	$1.78
2.02 – 4.18	1,044	4.8	3.78	939	3.76
4.30 – 5.98	1,001	5.4	5.31	901	5.36
6.00 – 6.87	1,206	6.1	6.75	1,081	6.75
6.93 – 8.14	891	5.4	7.76	813	7.73
12.12 – 48.38	252	2.6	19.20	252	19.20

	5,341	5.7	5.76	4,249	6.41

In connection with various consulting and service contracts, the Company has granted stock options to non-employees. The fair value of these options is re-measured quarterly using the Black-Scholes option pricing model and the total value of the stock options is recognized as expense over the service period. Stock options to purchase 1,000 shares of common stock were granted to non-employees during 2009. There were no options granted to non-employees in 2010. The Company recorded compensation expense of  $420,000 and  $88,000 during 2010 and 2009, respectively, for non-employee options. The  $420,000 expense in 2010 includes the effect of the change in status of former employees to substantive consultants.

Cash proceeds and intrinsic value related to total stock options exercised during the years ended December 31, 2010 and 2009 are provided in the following table (in thousands):

	Years Ended December 31,
	2010	2009
Proceeds from stock options exercised	$—	$820
Intrinsic value of stock options exercised	$—	$702

The Company's share-based compensation expense also includes RSUs awarded to employees and non-employee consultants. Each RSU represents a contingent right to receive one share of common stock upon vesting and all RSU awards are subject to forfeiture or acceleration under certain conditions per the terms of their agreements. The table below summarizes RSU activity and awards outstanding for the years ended December 31, 2010 and 2009 (RSUs in thousands):

	Restricted Stock Units (RSUs)									Weighted Average Grant Date Fair Value per RSU
Award Date	Unvested as of December 31, 2008	Awarded	Vested	Forfeited	Unvested as of December 31, 2009	Awarded	Vested	Forfeited	Unvested as of December 31, 2010
06/09/2010	—	—	—	—	—	961	—	(125)	836	$0.83	(A)
04/20/2010	—	—	—	—	—	15	(15)	—	—	1.20	(B)
04/09/2010	—	—	—	—	—	587	—	(37)	550	1.14	(C)
02/04/2010	—	—	—	—	—	2,354	(2,223)	(131)	—	1.54	(D)
12/08/2009	—	15	—	—	15	—	—	(15)	—	2.30	(E),(J)
10/06/2009	—	100	—	—	100	—	(25)	—	75	7.27	(F)
07/23/2009	—	290	—	(14)	276	—	(263)	(13)	—	7.34	(G)
07/11/2009	—	170	—	—	170	—	(85)	—	85	6.60	(H),(J)
10/31/2008	92	4	(88)	(8)	—	—	—	—	—	3.13	(I)

Total RSUs	92	579	(88)	(22)	561	3,917	(2,611)	(321)	1,546

(A)	On June 9, 2010, the Company awarded an approximate aggregate of 711,000 RSUs to non-employee directors of the Company. The fair value of the RSU award was $0.83 per unit, or approximately $590,000 in total, based upon the closing market price of the Company's common stock on the award date. These RSUs vest 50% annually over a two year period. Additionally, on this date the Company awarded 250,000 RSUs to an officer of the Company. The total fair value of this RSU award was approximately $208,000 based upon the closing market price of the Company's common stock on the award date. These RSUs vest 25% annually over four years with 50% of the award subject to achievement of a specific performance goal.
(B)	On April 20, 2010, the Company awarded 15,000 RSUs to an officer of the Company. The fair value of the RSU award was $1.20 per unit, or $18,000 in total, based upon the closing market price of the Company's common stock on the award date. The RSUs vested in two 50% installments during 2010 based upon the achievement of certain performance objectives.
(C)	On April 9, 2010, the Company awarded an aggregate of 523,000 RSUs to officers and an approximate aggregate of 64,000 RSUs to non-officer employees. The fair value of the RSU awards was $1.14 per unit, or approximately $669,000 in total, based upon the closing market price of the Company's common stock on the award date. The RSUs vest 50% annually over a two year period.
(D)

On February 4, 2010, the Company awarded an approximate aggregate of 1,251,000 RSUs to officers and an approximate aggregate of 1,103,000 RSUs to non-officer employees as an incentive for future performance. The fair value of the RSU awards was  $1.54 per unit, or approximately  $3,626,000 in total, based upon the closing market price of the Company's common stock on the award date. Per the terms of the RSU agreements, the RSUs vested on December 31, 2010, subject to earlier acceleration upon termination of employment by the Company without cause. Due to the Company's restructuring that was effective April 30, 2010 (see Note 13 for further discussion), approximately 965,000 RSUs became fully vested on April 30, 2010. Approximately 189,000 RSUs vested August 6, 2010, upon the termination of employment of a Company officer. The remaining RSUs which vested December 31, 2010, approximately 1,069,000 shares, were released in January 2011.

(E)	On December 8, 2009, the Company awarded 15,000 RSUs to a non-employee consultant. The RSUs were to vest in two 50% installments based upon the achievement of certain performance goals. The award was cancelled by its terms in the first quarter of 2010 upon the termination of the consulting relationship.
(F)	On October 6, 2009, the Company awarded 100,000 RSUs to an officer of the Company. The fair value of the RSU award was $7.27 per unit, or $727,000 in total, based upon the closing market price of the Company's common stock on the award date. The RSUs vest 25% annually over four years. Twenty-five percent of this award vested October 2010; however, the shares were not released until 2011.
(G)	On July 23, 2009, the Company awarded approximately 290,000 RSUs to non-officer employees as an incentive for future performance. The fair value of the RSUs was $7.34 per unit, or approximately $2,132,000 in total, based upon the closing market price of the Company's common stock on the award date. The vesting schedule for these awards was based upon the achievement of certain performance milestones during 2010, subject to acceleration upon termination of employment by the Company without cause. Due to the Company's restructuring on February 5, 2010 (see Note 13 for further discussion), of these RSUs, approximately 130,000 became fully vested for terminated employees by action of the underlying RSU agreements and approximately 133,000 became fully vested by action of the Company's board of directors.
(H)	On July 11, 2009, the Company awarded 170,000 RSUs to a non-employee consultant. The award vested 50% on July 11, 2010 and the remaining 50% is scheduled to vest on July 11, 2011.
(I)	On October 31, 2008, the Company awarded approximately 92,000 RSUs to certain non-officer employees as an incentive for future performance. An additional 4,000 RSUs were awarded to non-officer employees in 2009 under this incentive plan. The average fair value of the RSUs was $3.13 per unit, or approximately $299,000 in total, based upon the closing market price of the Company's common stock on the award dates. Vesting of the RSUs occurred in 2009 in three installments of 20%, 20% and 60% based upon the achievement of certain performance goals.
(J)	RSUs awarded to non-employee consultants. For share-based compensation expense, these awards are revalued to the underlying market price of the Company's common stock as of each reporting period.

RSU expense is recognized on a straight-line basis from the grant date through the estimated respective vesting dates. The remaining unrecognized compensation cost related to unvested RSUs at December 31, 2010, was approximately  $1,436,000 and the weighted-average period of time over which this cost will be recognized is approximately 1.5 years.

As of December 31, 2010, there were approximately 950,000 shares of common stock available for issuance as new equity awards under the 2004 Plan. As of January 1, 2011, approximately 2,428,000 additional shares of common stock became available under the 2004 Plan due to the automatic annual increase under the evergreen provision. Accordingly, as of January 1, 2011, an aggregate of 3,378,000 shares of common stock were available for issuance as new equity awards under the 2004 Plan.

No income tax benefit has been recorded for share-based compensation expense as the Company has recorded a full valuation allowance and management has concluded it is more likely than not that the Company's net deferred tax assets will not be realized.

Picoplatin License And Amendment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Picoplatin License And Amendment
Picoplatin License And Amendment

Note 8. Picoplatin License and Amendment

The Company has entered into an exclusive worldwide license, as amended, with Sanofi S.A. (successor to Genzyme Corporation (successor to AnorMED, Inc.)) for the development and commercial sale of picoplatin. Under that license, the Company is solely responsible for the development and commercialization of picoplatin. Sanofi-S.A. retains the right, at the Company's cost, to prosecute its patent applications and maintain all licensed patents. The parties executed the license agreement in April 2004, at which time the Company paid a one-time up-front payment of  $1,000,000 in common stock and  $1,000,000 in cash. The original agreement excluded Japan from the licensed territory and provided for  $13,000,000 in development and commercialization milestones, payable in cash or a combination of cash and common stock, and a royalty rate of up to 15% on product net sales after regulatory approval. The parties amended the license agreement on September 18, 2006, modifying several key financial terms and expanding the licensed territory to include Japan, thereby providing the Company worldwide rights. In consideration of the amendment, the Company paid Sanofi-S.A.  $5,000,000 in cash on October 12, 2006 and an additional  $5,000,000 in cash on March 30, 2007. The amendment eliminated all development milestone payments to Sanofi-S.A. Sanofi-S.A. remains entitled to receive up to  $5,000,000 in commercialization milestones upon the attainment of certain levels of annual net sales of picoplatin after regulatory approval. The amendment also reduced the royalty payable to Sanofi-S.A. to a maximum of 9% of annual net product sales and eliminated the sharing of sublicense revenues with Sanofi-S.A.

The Company accounted for all payments made in consideration of the picoplatin license, as amended, by capitalizing them as an intangible asset. The Company's capitalization of the total  $12,000,000 of picoplatin license payments is based on the Company's reasonable expectation at the time of acquisition and through the date of the amendment that the intravenous formulation of picoplatin, as it existed at the time of the acquisition of the picoplatin license and the license amendment, would be used in research and development ("R&D") projects and, therefore, had alternative future uses in the treatment of different cancer indications. At the time of acquisition, the Company planned to use intravenous picoplatin in a Phase 2 clinical trial in patients with small cell lung cancer and reasonably expected that the intravenous formulation could be used in additional, currently identifiable R&D projects in the form of clinical trials for other solid tumor cancer indications, such as prostate and colorectal cancers.

The Company, at the time of acquisition of the picoplatin license, reasonably anticipated using intravenous picoplatin in clinical trials that could be conducted during the remaining term of the primary patent, which is active through 2016. The Company concluded that the 12 years remaining for the primary patent term was the appropriate useful life for the picoplatin intangible asset, in accordance with the FASB's guidance for intangibles, and is amortizing the initial  $2,000,000 aggregate license payment over this 12 year useful life beginning in April 2004. The Company concluded that no change in the 12 year useful life of the picoplatin intangible asset occurred as a result of the 2006 license amendment and is, therefore, continuing to amortize the initial  $2,000,000 aggregate license payment over the 12 year useful life and is amortizing the license amendment payment of  $10,000,000 over the remainder of the 12 year useful life of the picoplatin intangible asset.

The Company reviews its long-lived assets for possible impairment whenever significant events indicate such impairment may have occurred. In November 2009, the Company announced that its pivotal Phase 3 SPEAR trial of picoplatin in the second-line treatment of patients with small cell lung cancer did not meet its primary endpoint of overall survival. The Company considered this event a trigger for testing its picoplatin intangible asset for possible impairment; however, upon analysis of the expected future undiscounted net cash flows identifiable to the picoplatin license, the Company determined that the picoplatin intangible asset was recoverable and that no impairment occurred. In connection with the Company's current efforts to identify strategic partnering and other collaborative arrangements for picoplatin and its proposed merger with Allozyne, the Company considered it appropriate to update its analysis of the recoverability of the picoplatin intangible asset as of June 30, 2011. Based on the results of this updated analysis, the Company reaffirmed that no impairment to the picoplatin intangible asset has occurred. The Company continues to believe that the picoplatin intangible is recoverable as of June 30, 2011.

The licensed products balance consists of the picoplatin amortizable intangible asset with a gross amount of  $12,000,000, net of accumulated amortization of  $6,230,000 and  $5,623,000 at June 30, 2011 and December 31, 2010, respectively.

Note 11. Picoplatin License and Amendment

The Company has entered into an exclusive worldwide license, as amended, with Genzyme Corporation (successor to AnorMED, Inc.) for the development and commercial sale of picoplatin. Under that license, the Company is solely responsible for the development and commercialization of picoplatin. Genzyme retains the right, at the Company's cost, to prosecute its patent applications and maintain all licensed patents. The parties executed the license agreement in April 2004, at which time the Company paid a one-time up-front payment of  $1,000,000 in common stock and  $1,000,000 in cash. The original agreement excluded Japan from the licensed territory and provided for  $13,000,000 in development and commercialization milestones, payable in cash or a combination of cash and common stock, and a royalty rate of up to 15% on product net sales after regulatory approval. The parties amended the license agreement on September 18, 2006, modifying several key financial terms and expanding the licensed territory to include Japan, thereby providing the Company worldwide rights. In consideration of the amendment, the Company paid Genzyme  $5,000,000 in cash on October 12, 2006 and an additional  $5,000,000 in cash on March 30, 2007. The amendment eliminated all development milestone payments to Genzyme. Genzyme remains entitled to receive up to  $5,000,000 in commercialization milestones upon the attainment of certain levels of annual net sales of picoplatin after regulatory approval. The amendment also reduced the royalty payable to Genzyme to a maximum of 9% of annual net product sales and eliminated the sharing of sublicense revenues with Genzyme.

The Company accounted for all payments made in consideration of the picoplatin license, as amended, by capitalizing them as an intangible asset. The Company's capitalization of the total  $12,000,000 of picoplatin license payments is based on the Company's reasonable expectation at the time of acquisition and through the date of the amendment that the intravenous formulation of picoplatin, as it existed at the time of the acquisition of the picoplatin license and the license amendment, would be used in research and development ("R&D") projects and, therefore, had alternative future uses in the treatment of different cancer indications. At the time of acquisition, the Company planned to use intravenous picoplatin in a Phase 2 clinical trial in patients with small cell lung cancer and reasonably expected that the intravenous formulation could be used in additional, then identifiable R&D projects in the form of clinical trials for other solid tumor cancer indications, such as prostate and colorectal cancers.

The Company, at the time of acquisition of the picoplatin license, reasonably anticipated using intravenous picoplatin in clinical trials that could be conducted during the remaining term of the primary patent, which is active through 2016. The Company concluded that the twelve years remaining for the primary patent term was the appropriate useful life for the picoplatin intangible asset and is amortizing the initial  $2,000,000 license payment over this twelve-year useful life beginning in April 2004. The Company concluded that no change in the twelve-year useful life of the picoplatin intangible asset occurred as a result of the 2006 license amendment and is, therefore, continuing to amortize the initial  $2,000,000 license payment over the twelve-year useful life and is amortizing the license amendment payment of  $10,000,000 over the remainder of the twelve-year useful life of the picoplatin intangible asset.

The Company reviews its long-lived assets for possible impairment whenever significant events indicate such impairment may have occurred. In November 2009, the Company announced that its pivotal Phase 3 SPEAR trial of picoplatin in the second-line treatment of patients with small cell lung cancer did not meet its primary endpoint of overall survival. The Company considers this event to be a trigger for testing its picoplatin intangible asset for possible impairment; however, upon review of the expected future undiscounted net cash flows identifiable to the picoplatin license, the Company determined that the picoplatin intangible is recoverable and that no impairment occurred. The Company continues to believe that the picoplatin intangible is recoverable as of December 31, 2010.

Licensed products consists of the picoplatin amortizable intangible asset with a gross amount of  $12,000,000 less accumulated amortization of approximately  $5,623,000 and  $4,408,000 at December 31, 2010 and 2009, respectively. The Company recognized amortization expense of  $1,215,000 in each of the years ended December 31, 2010 and 2009. The estimated annual amortization expense for licensed products is approximately  $1,215,000 for each of the years 2011 through 2015.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes

Note 12. Income Taxes

Temporary differences and carryforwards giving rise to deferred tax assets (liabilities) were as follows (in thousands):

	December 31,
	2010	2009
Net operating loss carryforwards	$56,789	$45,777
Research and experimentation credit carryforwards	3,540	2,932
Capitalized research and development	20,091	22,771
Stock compensation	5,109	4,569
Property and equipment	39	191
Other	3,206	3,287

Net deferred tax assets	88,774	79,527

Deferred tax assets valuation allowance	(88,774)	(79,527)

Net deferred income taxes	$—	$—

The Company has established a valuation allowance equal to the amount of its net deferred tax assets because the Company has not had taxable income since its inception and significant uncertainty exists regarding the ultimate realization of its deferred tax assets. Accordingly, no tax benefits have been recorded in the accompanying statements of operations. The valuation allowance increased  $9,247,000 in 2010 and  $14,489,000 in 2009.

The Company's total tax provision of zero differs from the expected tax benefit calculated as a product of the federal statutory rate of 34% and the book loss by approximately  $10,217,000 primarily due to permanent differences such as meals and entertainment expense, the research and experimentation credit, and stock option adjustments, as well as the change in the Company's valuation allowance.

In April 2006, the Company experienced a significant change to its capital structure which resulted in an ownership change, as defined under Section 382 of the Internal Revenue Code ("IRC"). Consequently, the amount of net operating loss carryforwards and research and experimentation credit carryforwards available to be used in future years are limited under IRC Sections 382 and 383, respectively ("Section 382/383 limitation"). The preliminary calculation of this limitation, as disclosed in the Company's consolidated financial statements for the year ended December 31, 2008, resulted in the loss of approximately  $93,300,000 (approximately  $31,700,000 in tax benefits) of the Company's net operating loss carryforwards. The preliminary calculation of the Section 383 limitation, which was not revised, resulted in the loss of approximately  $9,100,000 of the Company's research and development credit carryforwards.

During 2009, the Company performed an additional analysis of the Section 382 limitation and revised the amount of net operating loss carryforwards that would be lost to approximately  $96,900,000 (approximately  $32,900,000 in tax benefits). Accordingly, the deferred tax asset and related valuation allowance associated with these carryforwards were reduced in 2006 initially by approximately  $40,800,000 and by a revised amount of approximately  $41,700,000 as of December 31, 2009. In 2010, the Company performed an updated analysis through December 31, 2010, and determined there was no change of ownership pursuant to Section 382.

At December 31, 2010, the Company has total net operating loss carryforwards of approximately  $167,025,000 for federal taxes (net of the impact of the above referenced change in ownership under IRC Section 382) and approximately  $29,204,000 for state taxes, which expire from 2011 through 2030 and from 2016 through 2030, respectively. Research and experimentation credits expire from 2011 to 2030. Future changes in the Company's ownership could result in additional limitations on the Company's ability to utilize its remaining net operating loss carryforwards and research and experimentation credit carryforwards.

Approximately  $20,916,000 of the Company's federal net operating loss carryforwards at December 31, 2010, result from deductions associated with the exercise of non-qualified employee stock options, the realization of which would result in a credit to shareholders' equity.

The Company accounts for uncertain tax provisions as required under financial accounting rules issued by the FASB. Due to the Company's full valuation allowance against its deferred tax assets, coupled with the Section 382 limitation on prior years' net operating loss carryforwards (as discussed above), there are no material unrecognized tax benefits as of December 31, 2010 or December 31, 2009. Furthermore, the Company does not anticipate any significant changes in its unrecognized tax benefits over the next twelve months.

Historically, the Company has not incurred any material interest or penalties associated with tax matters and no material interest or penalties were recognized during the years ended December 31, 2010 or 2009. The Company has adopted a policy whereby amounts related to interest and penalties associated with tax matters are classified as income tax expense when incurred. The Company is subject to income taxes in the U.S. federal and various states jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. The Company is no longer subject to tax examinations for years before 2007, except to the extent that it utilizes net operating losses or tax credit carryforwards that originated before 2007.

Restructuring And Asset Impairment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Restructuring And Asset Impairment
Restructuring And Asset Impairment

Note 7. Restructuring

April 2010 Restructuring

On March 24, 2010, the Company announced a restructuring plan in connection with its decision to suspend efforts to pursue a NDA for picoplatin in small cell lung cancer. This restructuring plan resulted in a reduction of the Company's workforce from 22 employees to 12 employees, effective April 30, 2010. In connection with this plan, the Company recorded a restructuring charge of approximately  $543,000 for the period ended March 31, 2010, consisting of one-time employee termination benefits, which were paid in their entirety by January 31, 2011. As a consequence of the restructuring, approximately 965,000 restricted stock units ("RSUs"), which were awarded in February 2010 pursuant to the Amended and Restated 2004 Incentive Compensation Plan (the "2004 Plan"), became fully vested in accordance with the terms of the underlying RSU agreements (see Note 10 below for additional information). These RSUs converted to common stock on a one-for-one basis in the second quarter of 2010. The Company recognized approximately  $524,000 and  $1,486,000 in share-based compensation expense for the terminated employees for the three and six-month periods ended June 30, 2010, respectively, related to the accelerated vesting of these RSUs as a result of the restructuring.

The following table summarizes the impact of the restructuring charges reported in the condensed consolidated statements of operations for the three and six months ended June 30, 2011 and 2010 and in accrued liabilities in the condensed consolidated balance sheets as of June 30, 2011 and December 31, 2010 related to the April 2010 restructuring (in thousands):

Description	Initial Restructuring Charge March 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of December 31, 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of March 31, 2011
Employee termination benefits	$543	$(520)	$23	$(23)	$0

February 2010 Restructuring

On February 5, 2010, the Company implemented a restructuring plan to conserve its capital resources, resulting in a reduction in the Company's workforce from 50 employees to 22 employees. The Company incurred restructuring charges of approximately  $1,083,000, primarily consisting of one-time employee termination benefits. As a consequence of the restructuring, approximately 130,000 RSUs, which were awarded in July 2009 pursuant to the 2004 Plan, became fully vested in accordance with the terms of the underlying RSU agreements (see Note 10 below for additional information). These RSUs converted to common stock on a one-for-one basis in February 2010. The Company recognized approximately  $174,000 in share-based compensation expense in the first quarter of 2010 related to the accelerated vesting of these RSUs as a result of the restructuring.

The following table summarizes the impact of the restructuring charges reported in the condensed consolidated statements of operations for the three and six months ended June 30, 2011 and 2010 and in accrued liabilities in the condensed consolidated balance sheets as of June 30, 2011 and December 31, 2010 related to the February 2010 restructuring (in thousands):

Description	Initial Restructuring Charge February 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of December 31, 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of March 31, 2011
Employee termination benefits	$1,061	$(1,009)	$52	$(52)	$0
Other termination costs	22	(22)	0	0	0

Total	$1,083	$(1,031)	$52	$(52)	$0

Note 13. Restructuring and Asset Impairment

April 2010 Restructuring

On March 24, 2010, the Company announced a restructuring plan in connection with its decision to suspend efforts to pursue an NDA for picoplatin in small cell lung cancer. This restructuring plan resulted in a reduction of the Company's workforce from 22 employees to 12 employees, effective April 30, 2010. In connection with this plan, the Company recorded a restructuring charge of approximately  $543,000 for the period ended March 31, 2010, consisting of one-time employee termination benefits, which were paid in their entirety by January 31, 2011. As a consequence of the restructuring, approximately 965,000 RSUs, which were awarded in February 2010 pursuant to the 2004 Plan, became fully vested in accordance with the terms of the underlying RSU agreements (see Note 10 for further discussion). These RSUs converted to common stock on a one-for-one basis in the second quarter of 2010. The Company recognized approximately  $1,486,000 in share-based compensation expense during the first two quarters of 2010 for terminated employees related to the accelerated vesting of these RSUs as a result of the restructuring.

The following table summarizes the impact of the restructuring charges (excluding share-based compensation) reported in the consolidated statement of operations for the twelve months ended December 31, 2010 and in accrued liabilities in the consolidated balance sheet as of December 31, 2010 related to the April 2010 restructuring (in thousands):

Description	Initial Restructuring Charge March 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of December 31, 2010
Employee termination benefits	$543	$(520)	$23

February 2010 Restructuring

On February 5, 2010, the Company implemented a restructuring plan to conserve its capital resources, resulting in a reduction in the Company's workforce from 50 employees to 22 employees. The Company incurred restructuring charges of approximately  $1,083,000, primarily consisting of one-time employee termination benefits. As a consequence of the restructuring, approximately 130,000 RSUs, which were awarded in July 2009 pursuant to the 2004 Plan, became fully vested in accordance with the terms of the underlying RSU agreements (see Note 10 for further discussion). These RSUs converted to common stock on a one-for-one basis in February 2010. The Company recognized approximately  $174,000 in share-based compensation expense in the first quarter of 2010 related to the accelerated vesting of these RSUs as a result of the restructuring.

The following table summarizes the impact of the restructuring charges (excluding share-based compensation) reported in the consolidated statement of operations for the twelve months ended December 31, 2010 and in accrued liabilities in the consolidated balance sheet as of December 31, 2010 related to the February 2010 restructuring (in thousands):

Description	Initial Restructuring Charge February 2010	Payment of Restructuring Obligations	Accrued Restructuring Charge as of December 31, 2010
Employee termination benefits	$1,061	$(1,009)	$52
Other termination costs	22	(22)	—

Total	$1,083	$(1,031)	$52

March 2009 Restructuring

On March 31, 2009, the Company implemented a strategic restructuring plan to refocus its cash resources on clinical and commercial development of picoplatin, which resulted in the discontinuation of the Company's preclinical research operations and in the reduction of its workforce from 65 employees to 57 employees. The Company incurred severance charges totaling  $296,000 related to the reduction in staff. All severance charges related to the restructuring were paid in 2009. The Company incurred additional charges totaling approximately  $172,000 related to the closure of its lab facilities in South San Francisco, California. All outstanding liabilities for contract and termination costs were paid in 2009.

The following table summarizes the impact of the restructuring charges reported in the consolidated statements of operations for the periods ended December 31, 2009 and 2010 and in accrued liabilities in the consolidated balance sheets as of December 31, 2009 and 2010 related to the March 2009 restructuring (in thousands):

Description	Initial Restructuring Charge March 2009	Payment of Restructuring Obligations	Accrued Restructuring Charge as of December 31, 2009
Employee termination benefits	$296	$(296)	$—

Contract termination costs	125	(125)	—
Other termination costs	47	(47)	—

Subtotal	172	(172)	—

Total	$468	$(468)	$—

In conjunction with the decision to discontinue the Company's preclinical research operations during the quarter ended March 31, 2009, the Company recognized an asset impairment loss of  $588,000 on certain facilities and equipment related to the lab in South San Francisco, California. The loss on the assets was determined based on estimates of potential sales values of used equipment. These impairment charges established new cost bases for the impaired assets, which were included in assets held for sale and reported in the prepaid expenses and other current assets line on the accompanying consolidated balance sheet as of December 31, 2009. All remaining impaired assets held for sale were sold in January 2010.

The following table summarizes information related to the impairment charges (in thousands):

Lab Equipment & Leasehold Improvements
Impairment loss	$588

Impaired carrying value upon restructuring March 31, 2009	$57
Disposals of assets	(52)

Post impairment carrying value as of December 31, 2009	5
Disposals of assets	(5)

Post impairment carrying value as of December 31, 2010	$—

Employee Benefit Plan	12 Months Ended
Dec. 31, 2010
Employee Benefit Plan
Employee Benefit Plan

Note 14. Employee Benefit Plan

The Company sponsors a 401(k) plan that covers substantially all employees. In its sole discretion, the Company may make contributions to the plan on a percentage of participants' contributions. The Company made contributions of approximately  $9,000 and  $22,000 for the years ended December 31, 2010 and 2009, respectively. The Company has no other post-employment or post-retirement benefit plans.

Condensed Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Condensed Quarterly Financial Data
Condensed Quarterly Financial Data

Note 15. Condensed Quarterly Financial Data (Unaudited)

The following table presents summarized unaudited quarterly financial data (in thousands, except per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010
Operating expenses	$11,316	$5,976	$5,951	$4,715
Net loss	(11,889)	(6,546)	(6,449)	(5,167)
Net loss applicable to common shares	(12,481)	(6,594)	(6,497)	(5,215)
Net loss per common share:
Basic	(0.29)	(0.14)	(0.13)	(0.11)
Diluted	(0.29)	(0.14)	(0.13)	(0.11)

2009
Operating expenses	$12,244	$9,088	$9,198	$12,448
Net loss	(12,950)	(9,720)	(9,877)	(13,168)
Net loss applicable to common shares	(13,075)	(9,845)	(10,002)	(13,293)
Net loss per common share:
Basic	(0.38)	(0.28)	(0.29)	(0.36)
Diluted	(0.38)	(0.28)	(0.29)	(0.36)

Note: Net loss per common share, basic and diluted, may not add to net loss per common share for the year due to rounding.

Net Loss Per Common Share	6 Months Ended
Jun. 30, 2011
Net Loss Per Common Share
Net Loss Per Common Share

Note 9. Net Loss Per Common Share

Basic and diluted loss per share are based on net loss applicable to common shares, which is comprised of net loss and preferred stock dividends in all periods presented. Shares used to calculate basic loss per share are based on the weighted average number of common shares outstanding during the period. Shares used to calculate diluted loss per share are based on the potential dilution that would occur upon the exercise or conversion of securities into common stock using the treasury stock method. The calculation of diluted loss per share excludes the effect of stock options and warrants to purchase additional shares of common stock because the share increments would not be dilutive. The following table presents the weighted-average number of shares that were excluded from the number of shares used to calculate diluted net loss per share (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Common stock options	5,025	5,887	5,142	5,865
Restricted stock units	3,736	2,737	3,256	2,287
Common stock warrants	1,390	5,085	2,942	5,085

In addition, 14,966 shares of common stock that would be issuable upon conversion of the Company's Series 1 preferred stock are not included in the calculation of diluted loss per share for the three and six-month periods ended June 30, 2011 and 2010, respectively, because the effect of including such shares would not be dilutive.

Comprehensive Loss	6 Months Ended
Jun. 30, 2011
Comprehensive Loss
Comprehensive Loss

Note 11. Comprehensive Loss

The Company's comprehensive loss for the three and six months ended June 30, 2011 and 2010 is summarized as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Net loss	$3,858	$6,546	$7,104	$18,435
Net unrealized loss/(gain) on investment securities	0	(13)	8	(20)

Comprehensive loss	$3,858	$6,533	$7,112	$18,415

Exchange Of Preferred Stock	6 Months Ended
Jun. 30, 2011
Exchange Of Preferred Stock
Exchange Of Preferred Stock

Note 13. Exchange of Preferred Stock

On February 6, 2010, the Company issued 379,956 shares of its common stock to an institutional shareholder in exchange for the shareholder's delivery to the Company of 126,572 shares of the Company's outstanding  $2.4375 convertible exchangeable preferred stock, Series 1 ("Series 1 shares"). The shareholder approached the Company with the proposed exchange transaction and the final terms of the exchange were determined by arms-length negotiation between the parties. A portion of the common stock issued by the Company in the exchange was in addition to the number of shares that were calculable under the exchange provisions of the Series 1 preferred stock designation of rights in the Company's articles of incorporation. This portion was accounted for by the Company in 2010 as an in-kind dividend, the fair value of which is  $570,000. The Series 1 shares received by the Company in the exchange constitute authorized but unissued shares of preferred stock of the Company.